As filed with the Securities and Exchange Commission on April 30, 2018

Securities Act File No. 2-85370

Investment Company Act File No. 811-3807

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 55	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 53	☒

(Check appropriate box or boxes)

SUNAMERICA MONEY MARKET FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Copy to:

Kathleen D. Fuentes, Esq. SunAmerica Asset Management, LLC Harborside 5 185 Hudson Street, Suite 3300 Jersey City, NJ 07311	Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019 - 6099
(Name and Address for Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AIG Government

Money Market Fund

Prospectus

2018

aig.com/funds

THIS IS A PRIVACY STATEMENT AND NOT PART OF THE PROSPECTUS.

Privacy Statement

SunAmerica Asset Management, LLC (“SunAmerica”) collects nonpublic personal information about you from the following sources:

•    Information we receive from you on applications or other forms; and

•    Information about your AIG Funds transactions with us or others, including your financial adviser.

SunAmerica will not disclose any nonpublic personal information about you or your account(s) to anyone unless one of the following conditions is met:

•    SunAmerica receives your prior written consent;

•    SunAmerica believes the recipient is your authorized representative;

•    SunAmerica is permitted by law to disclose the information to the recipient in order to service your account(s); or

•    SunAmerica is required by law to disclose information to the recipient.

If you decide to close your account(s) or become an inactive customer, SunAmerica will adhere to the privacy policies and practices as described in this notice.

SunAmerica restricts access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

April 30, 2018	PROSPECTUS

AIG GOVERNMENT MONEY MARKET FUND

Class	Ticker Symbols
A Shares	SMAXX
I Shares	NAIXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund Highlights

INVESTMENT GOAL

The AIG Government Money Market Fund (the “Government Money Market Fund” or the “Fund”) seeks as high a level of current income as is consistent with liquidity and stability of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(1)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%

Distribution and/or Service (12b-1) Fees	0.15%	None

Other Expenses	0.53%	0.52%

Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement(2)	1.18%	1.02%

Fee Waiver and/or Expense Reimbursement	—	-0.22%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2),(3)	1.18%	0.80%

(1)	A contingent deferred sales charge (“CDSC”) on Class A shares will apply only if: (i) the original purchase was Class A shares of another AIG fund which you subsequently exchanged into the Fund; (ii) the original purchase was $1,000,000 or more; and (iii) you redeem within two years from the original purchase date. See page 6 of the Prospectus for more information about the CDSCs.
(2)	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.80% for Class I shares. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This Agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the directors of the Board of Directors who are not “interested persons” of SunAmerica Money Market Funds, Inc. as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
(3)	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table, which includes the effect of voluntary waivers and/or reimbursements.

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EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$120	$375	$649	$1,432
Class I Shares	82	255	444	990

You would pay the following if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$120	$375	$649	$1,432
Class I Shares	82	255	444	990

PRINCIPAL INVESTMENT STRATEGY OF THE FUND

The Fund invests at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. government securities. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and/or repurchase agreements that are collateralized by U.S. government securities. A “government money market fund” under Rule 2a-7 of the 1940 Act, such as the Fund, may, but is not required to, impose liquidity fees and redemption gates. The Board of Directors has determined that the Fund will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Board of Directors may elect to impose liquidity fees or redemption gates in the future.

The Fund is a money market fund and seeks to maintain a stable share price of $1.00. In order to do this, the Fund must follow rules of the Securities and Exchange Commission as to the credit quality, liquidity, diversification and maturity of its investments.

The principal investment strategy of the Fund may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the 80% investment policy set forth above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary of the principal risks of investing in the Fund.

Interest Rate Fluctuations Risk. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.

Credit Risk. Issuers in which the Fund invests may fail financially or otherwise fail to honor their obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. The occurrence of such events could cause the value of the Fund’s investments to decline. Money market instruments that are subject to credit support (e.g., guarantees or letters of credit) may also be affected by credit risk with respect to the credit support providers. Credit risk is expected to be low for the Fund because of its investments in U.S. government securities.

U.S. Government Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Fund Highlights

Securities Selection Risk. A strategy used by the Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

PERFORMANCE INFORMATION

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year. Prior to April 29, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold as part of its principal investment strategy. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance, including the Fund’s current 7-day yield, can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext 6003.

AIG GOVERNMENT MONEY MARKET FUND        (Class A)

During the period shown in the Bar Chart, the highest return for a quarter was 0.70% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2017).

Average Annual Total Returns (as of the periods ended December 31, 2017)	Past One Year	Past Five Years	Past Ten Years
Class A	0.04%	0.02%	0.21%
Class I	0.15%	0.04%	0.24%

INVESTMENT ADVISER

The Fund’s investment adviser is SunAmerica.

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Important Additional Information

PURCHASE AND SALE OF FUND SHARES

The Fund’s initial investment minimums generally are as follows:

	CLASS A SHARES	CLASS I SHARES
Minimum Initial Investment	• non-retirement account: $500 • retirement account: $250 • dollar cost averaging: $500 to open; you must invest at least $25 a month	None
Minimum Subsequent Investment	• non-retirement account: $100 • retirement account: $25	None

You may purchase or sell shares of the Fund each day the New York Stock Exchange is open. You should contact your broker, financial adviser or financial institution, or, if you hold your shares through the Fund, you should contact the Fund by phone at 800-858-8850, by regular mail (AIG Funds c/o DST Asset Manager Solutions, Inc., PO Box 219186, Kansas City, MO 64121-9186), by express, certified and registered mail (AIG Funds c/o DST Asset Manager Solutions, Inc., 330 West 9th Street, Kansas City, MO 64105-1514), or via the Internet at www.aig.com/funds.

TAX INFORMATION

The Fund’s dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Shareholder Account Information

SELECTING A SHARE CLASS

The Fund offers Class A shares and Class I shares through this Prospectus.

Each class of shares has its own cost structure or requirements, as shown below. Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.

Class A	Class I

• No front-end sales charges; all your money goes to work for you right away. • No deferred sales charges, except as described below.	• Offered exclusively to certain institutions. • No sales charges. • Lower annual expenses than Class A shares.

CALCULATION OF SALES CHARGES

Class A. Class A shares are offered with no front-end sales charge. For those Class A shares subject to a CDSC, as described on page 2, a 1.00% CDSC is imposed on shares sold within one year of original purchase and a 0.50% CDSC is imposed on shares sold after the first year and within the second year after purchase.

Determination of CDSC. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

For purposes of the CDSC, we count all purchases made during a calendar month as having been made on the FIRST day of that month.

DISTRIBUTION AND SERVICE FEES

Class A shares of the Fund have their own plan of distribution pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) that provides for account maintenance fees (“Rule 12b-1 Fees”) (payable to AIG Capital Services, Inc. (“ACS” or the “Distributor”)) of up to 0.15% of the average daily net assets of the Fund’s Class A shares.

Because Rule 12b-1 Fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, ACS is permitted to be paid a fee of 0.25% of average daily net assets of Class I shares pursuant to an Administrative and Shareholder Service Agreement as compensation for providing additional shareholder services to Class I shareholders. ACS is currently voluntarily not charging this fee to the Fund on behalf of Class I shares.

OPENING AN ACCOUNT (Class A)

1.	Read this Prospectus carefully.

2.	Determine how much you want to invest. The minimum initial investments for the Fund are as follows:

•	non-retirement account: $500

•	retirement account: $250

•	dollar cost averaging: $500 to open; you must invest at least $25 a month

The minimum subsequent investments for the Fund are as follows:

•	non-retirement account: $100

•	retirement account: $25

The minimum initial and subsequent investments may be waived for certain fee-based and/or group plans held in omnibus accounts.

3.	Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial adviser or call Shareholder Services at 800-858-8850.

4.	Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5.	Make your initial investment using the chart on page 8. You can initiate any purchase, exchange or sale of shares through your broker or financial adviser.

6

As part of your application, you are required to provide information regarding your personal identification under anti-money laundering laws, including the USA PATRIOT Act of 2001, as amended (the “PATRIOT Act”). If we are unable to obtain the required information, your application will be considered to be not in good order, and it therefore will not be processed. Your application and any check or other deposit that accompanied your application will be returned to you. Applications must be received in good order under the PATRIOT Act requirements and as otherwise required in this Prospectus in order to receive that day’s net asset value (“NAV”). In addition, applications received in good order are nevertheless subject to customer identification verification procedures under the PATRIOT Act. We may ask to see your driver’s license or other identifying documents. We may share identifying information with third parties for the purpose of verification. If your identifying information cannot be verified within a reasonable time after receipt of your application, the account will not be processed or, if processed, the Fund reserves the right to redeem the shares purchased and close the account. If the Fund closes an account in this manner, the shares will be redeemed at the NAV next calculated after the Fund decides to close the account. Consult with your tax adviser for details. Non-resident aliens will not be permitted to establish an account through the check and application process with the Fund’s transfer agent (the “Transfer Agent”).

If you invest in the Fund through your dealer, broker or financial adviser, your dealer, broker or financial adviser may charge you a transaction-based or other fee for its services in connection with the purchase or redemption of Fund shares. These fees are in addition to those imposed by the Fund and its affiliates. You should ask your dealer, broker or financial adviser about its applicable fees.

Investment Through Financial Institutions. Dealers, brokers, financial advisers or other financial institutions (collectively, “Financial Institutions” or “Financial Intermediaries”) may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield and/or return to investors who invest through Financial Institutions may be less than an investor would receive by investing in the Fund directly. Financial Institutions may also set deadlines for receipt of orders that are earlier than the order deadline of the Fund due to processing or other reasons. An investor purchasing through a Financial Institution should read this Prospectus in conjunction with the materials provided by the Financial Institution describing the procedures under which Fund shares may be purchased and redeemed through the Financial Institution. For any questions concerning the purchase or redemption of Fund shares through a Financial Institution, please call your Financial Institution or the Fund at 800-858-8850.

7

Shareholder Account Information

HOW TO BUY SHARES (Class A)

Buying Shares Through Your Financial Institution

You may generally open an account and buy Class A shares through any Financial Institution. Your Financial Institution will place your order with the Fund on your behalf. You may purchase additional shares in a variety of ways, including through your Financial Institution or by sending your check or wire directly to the Fund or its agents as described below under “Adding to an Account.” The Fund will generally not accept new accounts that are not opened through a Financial Institution except for accounts opened by current and former Directors and other individuals who are affiliated with, or employed by an affiliate of, the Fund or any fund distributed by the Distributor, selling brokers and their employees and sales representatives, family members of these individuals and certain other individuals at the discretion of the Fund or its agents as described below under “Opening an Account.”

Buying Shares Through the Fund

Opening an Account	Adding to an Account

By check

•  Make out a check for the investment amount, payable to the Fund or to AIG Funds. An account cannot be opened with a Fund check.

•  Deliver the check and your completed Account Application (and Supplemental Account Application, if applicable) to:

(via regular mail)

AIG Funds

c/o DST

PO Box 219186

Kansas City, MO 64121-9186

(via express, certified and registered mail)

AIG Funds

c/o DST

330 West 9th St.

Kansas City, MO 64105-1514

•  All purchases must be in U.S. dollars. Cash, money orders and/or travelers checks will not be accepted. A $25.00 fee will be charged for all checks returned due to insufficient funds.

•  Accounts can only be opened by check by a non-resident alien if they are processed through a brokerage account or the funds are drawn from a U.S. branch of a non-U.S. bank. A personal check from an investor should be drawn from the investor’s bank account. In general, starter checks, cash equivalents, stale-dated or post-dated checks will not be accepted.

•  Make out a check for the investment amount, payable to the Fund or to AIG Funds. Shares cannot be purchased with a Fund check.

•  Include the stub from your Fund statement or a note specifying the Fund name, your share class, your account number and the name(s) in which the account is registered.

•  Indicate the Fund and account number in the memo section of your check.

•  Deliver the check and your stub or note to your broker or financial adviser, or mail them to:

(via regular mail)

AIG Funds

c/o DST

PO Box 219186

Kansas City, MO 64121-9186

(via express, certified and registered mail)

AIG Funds

c/o DST

330 West 9th St.

Kansas City, MO 64105-1514

By wire

•  Fax your completed application to AIG Fund Services, Inc. at 816-218-0519.

•  Obtain your account number by calling Shareholder Services at 800-858-8850.

•  Instruct your bank to wire the amount of your investment to:

DST

Boston, MA

ABA #0110-00028

DDA # 99029712

ATTN: (include name of Fund and share class).

FBO: (include account number and names in which the account is registered).

Your bank may charge a fee to wire funds.

•  Instruct your bank to wire the amount of your investment to:

DST

Boston, MA

ABA #0110-00028

DDA # 99029712

ATTN: (include name of Fund and share class).

FBO: (include account number and names in which the account is registered).

To open or add to an account using dollar cost averaging, see “Additional Investor Services.”

8

HOW TO SELL SHARES (Class A)

Selling Shares Through Your Financial Institution

You can sell shares through your Financial Institution or through the Fund as described below under “Selling Shares Through the Fund.” Shares held for you in your Financial Institution’s name must be sold through the Financial Institution.

Selling Shares Through the Fund

By mail

Send your request to:

(via regular mail)

AIG Funds

c/o DST

PO Box 219186

Kansas City, MO 64121-9186

(via express, certified and registered mail)

AIG Funds

c/o DST

330 West 9th Street

Kansas City, MO 64105-1514

Your request should include:

•  Your name

•  Fund name, share class and account number

•  The dollar amount or number of shares to be redeemed

•  Any special payment instructions

•  The signature of all registered owners exactly as the account is registered

•  Any special documents required to assure proper authorization

A $25 fee will be deducted from your account for overnight mail redemptions.

By phone

• Call Shareholder Services at 800-858-8850 between 8:30 a.m. and 6:00 p.m. Eastern time on most business days.	• Or, for automated 24-hour account access, call FastFacts at 800-654-4760.

By wire

If banking instructions exist on your account, redemption by wire may be requested by calling Shareholder Services at 800-858-8850 between 8:30 a.m. and 6:00 p.m. Eastern time on most business days. Otherwise, you must provide a voided check, and in writing, the following information:

•  The Fund name, share class and account number you are redeeming

•  Bank or Financial Institution name

•  ABA routing number

•  Account number

•  Account registration

If the account registration at your bank is different than your account at SunAmerica, your request must be Medallion Guaranteed. A notarization is not acceptable.

Minimum amount to wire money is $250. A $15 per fund fee will be deducted from your account.

By Internet:

Visit our website at www.aig.com/funds, and select the “Click Here For Secure Login” hyperlink (generally not available for retirement accounts).	Proceeds for all transactions will normally be sent on the business day after the trade date. Additional documents may be required for certain transactions.

To sell shares through a systematic withdrawal plan, see “Additional Investor Services.”

Certain Requests Require a Medallion Guarantee:

To protect you and the Fund from fraud, the following redemption requests must be in writing and include a Medallion Guarantee (although there may be other situations that also require a Medallion Guarantee):

•	Redemptions are in the amount of $100,000 or more

•	The proceeds are to be payable other than as the account is registered

•	The redemption check is to be sent to an address other than the address of record

9

Shareholder Account Information

•	Your address of record has changed within the previous 30 days

•	Shares are being transferred to an account with a different registration

•	Someone (such as an Executor) other than the registered shareholder(s) is redeeming shares (additional documents may be required)

You can generally obtain a Medallion Guarantee from the following sources:

•	a broker or securities dealer

•	a federal savings, cooperative or other type of bank

•	a savings and loan or other thrift institution

•	a credit union

•	a securities exchange or clearing agency

A notary public CANNOT provide a Medallion Guarantee.

OPENING AN ACCOUNT, BUYING AND SELLING SHARES (Class I)

Class I shares of the Fund are offered exclusively for sale to certain trust institutions, bank trust departments, group plans and employee plans that have an agreement with ACS to sell Class I shares. Inquiries regarding the purchase, redemption or exchange of Class I shares or the making or changing of investment choices should be directed to your financial adviser or plan administrator.

TRANSACTION POLICIES (All Classes)

Valuation of shares. The NAV per share for the Fund and each class is determined each Fund business day (as defined below) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares. It is the intention of the Fund to maintain a NAV of $1.00, although there can be no assurance that the Fund will be able to do so. Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Fund’s NAV at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based NAV deviates from the Fund’s amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Buy and sell prices. When you buy Class A or Class I shares, you pay the NAV. When you sell Class A shares, you receive the NAV minus any applicable CDSCs. When you sell Class I shares, you receive the NAV.

Execution of requests. The Fund is open on those days when the NYSE is open for regular trading (“Fund business day”). We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. The Fund has authorized one or more Financial Institutions, or their agents, to receive purchase or redemption orders on its behalf. A purchase, exchange or redemption order is in “good order” when the Fund, ACS, Financial Institution or its respective agent, as applicable, receives all required information, including properly completed and signed documents. If the Fund, ACS, Financial Institution or its respective agent receives your order before the Fund’s close of business (generally 4:00 p.m., Eastern time), you will receive that day’s closing price. If the Fund, ACS, Financial Institution or its respective agent receives your order after that time, you will receive the next business day’s closing price. The Fund reserves the right to reject any order to buy shares.

Certain qualified Financial Institutions may transmit an investor’s purchase or redemption order to the Fund’s Transfer Agent after the close of regular trading on the NYSE on a Fund business day. As long as the investor has placed the order with the Financial Institution by the close of regular trading on the NYSE on that day, the investor will receive the NAV of the Fund’s shares determined by the close of regular trading on the NYSE on the day the order was placed with the qualified Financial Institution. Orders received after such time will not result in execution until the following Fund business day. Financial Institutions are responsible for instituting procedures to ensure that purchase and redemption orders by their respective clients are processed expeditiously.

The processing of sell requests and payment of proceeds may generally not be postponed for more than seven (7) days, except when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”). A SEC rule applicable to money market funds also permits the Fund to suspend redemptions in the event the Board, including a majority of the directors who are not “interested persons” of SunAmerica Money Market Funds, Inc. as defined in the 1940 Act, (i) determines that the extent of deviation between the Fund’s market-based NAV and amortized cost per share may result in material dilution or unfair results to investors or the Fund’s existing shareholders, and (ii) irrevocably has approved the liquidation of the Fund.

10

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to: (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to Office of Foreign Assets Control regulations; (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity; or (iii) where certain notifications have been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash. However, the Fund has made an election that requires it to pay a certain portion of redemption proceeds in cash.

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

Telephone transactions. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Exchanges. You may exchange shares of the Fund for shares of the same class of any other retail fund distributed by ACS. However, exchanges of shares may be subject to applicable sales charges imposed by the fund into which you would like to exchange. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under “Additional Investor Services.”

If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. The Fund may change or cancel its exchange privileges at any time, upon 60 days’ written notice to its shareholders. The Fund may also refuse any exchange order without notice.

Certificated shares. The Fund does not issue certificated shares.

MARKET TIMING TRADING POLICIES AND PROCEDURES

Market timing policies. The AIG Funds discourage excessive or short-term trading, often referred to as “market timing,” and seek to restrict or reject such trading or take other action, as described below, if in the judgment of a fund or any of its service providers, such trading may interfere with the efficient management of the fund’s portfolio, may materially increase the fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the fund (e.g., by causing the funds to maintain a higher cash balance than they otherwise would, which would result in reduced yields) and its shareholders. The funds’ boards of directors have determined that the funds should not serve as vehicles for frequent trading and have adopted policies and procedures with respect to such trading.

All AIG Fund shareholders are subject to these policies and procedures, regardless of how their shares were purchased or are otherwise registered with a fund’s Transfer Agent. While a fund’s expectation is that the market timing policies will be enforced by Financial Intermediaries pursuant to the fund’s prospectus, the fund may be limited in its ability to monitor the trading activity or enforce the funds’ market timing trading policies and procedures with respect to certain customers of Financial Intermediaries. For example, a fund may not be able to detect market timing that may be facilitated by Financial Intermediaries or made difficult to identify in omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant NAV of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Transaction Policies,” the Fund reserves the right to reject any purchase or exchange order for its shares for any reason and thus may exercise such right in the event it determines that a purchase or exchange order is disruptive to the Fund’s management or otherwise (e.g., by causing the Fund to maintain a higher cash balance than it otherwise would which would result in

11

Shareholder Account Information

reduced yields). The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase or exchange orders it determines in its discretion to be disruptive.

DISCLOSURE OF PORTFOLIO HOLDINGS

A schedule of the Fund’s portfolio holdings, current as of the last business day of each month, will be available on the Fund’s website at www.aig.com/funds no later than five business days after month-end. Monthly portfolio holdings information will be available on the Fund’s website for at least six months after posting. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”).

ADDITIONAL INVESTOR SERVICES (Class A)

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial adviser, or call Shareholder Services at 800-858-8850.

Dollar Cost Averaging lets you make regular investments from your bank account to any retail fund of your choice distributed by ACS. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

Systematic Withdrawal Plan may be used for routine bill payment or periodic withdrawals from your account. To use the Systematic Withdrawal Plan:

•

Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a Medallion Guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. The Fund reserves the right to reject withdrawal requests that are less than $50.

•	Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

•	Your dividends and capital gains, if any, must be automatically reinvested.

Systematic Exchange Program may be used to exchange shares of the Fund periodically for the same class of shares of one or more other funds distributed by ACS. To use the Systematic Exchange Program:

•	Specify the Fund(s) from which you would like money withdrawn and into which you would like money invested.

•	Determine the schedule: monthly, quarterly, semi-annually, annually or certain selected months.

•	Specify the amount(s). The Fund reserves the right to reject exchange requests that are less than $50.

•	Accounts must be registered identically; otherwise a Medallion Guarantee will be required.

Retirement Plans. AIG Funds offer a range of qualified retirement plans, including IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans, Individual(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any fund distributed by ACS with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 800-858-8850, ext. 6074.

TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

Account Mailings:

Account Statements. Generally, account statements are provided to dealers and shareholders on a quarterly basis.

Transaction Confirmations. Generally, you will receive an account confirmation:

•	after every transaction that affects your account balance (except a dividend reinvestment, automatic purchase, automatic redemption or systematic exchange); and

•	after any change(s) of name or address of the registered owner(s), or after certain account option changes.

Internal Revenue Service (“IRS”) tax forms. After the close of every calendar year you should also receive, if applicable, an IRS Form 1099 tax information statement.

These mailings apply to accounts opened through the Fund. Accounts opened through a broker/dealer firm will receive statements from that Financial Institution.

Prospectuses, Annual, and Semi-annual Reports. As an alternative to regular mail, you may elect to receive these reports via electronic delivery. To enroll for this option, visit our website at www.aig.com/funds, and select the “Go Paperless” hyperlink (Note: this option is only available to accounts opened through the Fund).

12

Dividends. The Fund generally distributes most or all of its net earnings in the form of dividends. Income dividends, if any, are normally declared daily and paid monthly by the Fund. Capital gains distributions, if any, are paid at least annually by the Fund.

Dividend Reinvestments. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any fund distributed by ACS, or you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial adviser or call Shareholder Services at 800-858-8850 to change dividend and distribution payment options. The per share dividends on Class I shares will generally be higher than the per share dividends on Class A shares as Class I shares are not subject to any distribution or service fee. Dividends paid to each Class of shares of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the distribution and service fees payable under the Rule 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

Taxability of Dividends. As long as the Fund meets the requirements for being a tax-qualified regulated investment company, which the Fund has met in the past and intends to meet in the future, it pays no federal income tax on the earnings it distributes to shareholders. Dividends you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable. It is anticipated that substantially all of the distributions from the Fund will be taxed as ordinary income. Corporations will not be entitled to take a dividends-received deduction for dividends they receive from the Fund. Dividends attributable to interest from U.S. government securities will generally not be taxable at a state or local level, but certain restrictions may apply. The percentage of dividends attributable to income derived from U.S. government securities will be available after the end of each calendar year. Please consult your tax adviser.

Some dividends paid in January, if declared in the previous quarter, may be taxable as if they had been paid the previous December.

The IRS Form 1099 that is typically mailed to you after the close of each calendar year details your dividends and their federal income tax category, although you should verify your tax liability with your tax professional. As qualified plans, the employee retirement plans that invest in Class I shares generally pay no federal income tax. Individual participants in the plans should consult their plan documents and their own tax advisers for information on the tax consequences associated with participating in the plans.

IRS regulations require the Fund to report to the IRS, and furnish to Fund shareholders, the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. The Fund will permit Fund shareholders to elect from among several cost basis methods accepted by the IRS, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder.

“Buying into a Dividend.” You should note that if you purchase shares just before a distribution, you will be taxed on that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

Other tax considerations. If you are not a resident or a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% United States withholding tax, unless a lower treaty rate applies or unless the dividends are reported by the Fund as being paid in respect of the Fund’s “qualified net interest income” or “qualified short-term capital gains,” as discussed in the SAI. However, withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares in the Fund. In addition, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions including non-U.S. investment funds unless they collect and disclose information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. For more information about these requirements, see the SAI.

A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

By law, the Fund must apply backup withholding to your reportable distributions and redemption proceeds if you have not provided a correct taxpayer identification number or social security number.

This section summarizes some of the consequences under current United States federal income tax law of an investment in the Fund. It is not a substitute for professional tax advice. Consult your tax professional about the potential tax consequences of an investment in the Fund under all applicable laws.

Small Accounts (other than Class I). If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged at the annual rate of $24 to maintain your account. Your account will not be closed if its drop in value is due to Fund performance, the effects of sales charges, or administrative fees (for retirement plans only). The involuntary redemptions in small accounts described above do not apply to shares held in omnibus accounts maintained by Financial Intermediaries.

13

More Information About the Fund

FUND INVESTMENT STRATEGIES

This chart summarizes information about the Fund’s investment approach. Following this chart is a Glossary that further describes the investment and risk terminology that we use. Please review the Glossary in conjunction with this chart.

The investment goal of the Fund may be changed without shareholder approval.

AIG GOVERNMENT MONEY MARKET FUND
What is the Fund’s investment goal?	Seeks as high a level of current income as is consistent with liquidity and stability of capital.
What principal investment strategy does the Fund use to implement its investment goal?	Invests at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized by cash and/or U.S. government securities. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and/or repurchase agreements that are collateralized by U.S. government securities.
What risks may affect the Fund?	PRINCIPAL RISKS: • Credit risk • Interest rate fluctuations risk • Securities selection risk • U.S. government securities risk

14

GLOSSARY

The two best-known debt rating agencies are S&P Global Ratings (“S&P”), a Division of S&P Global, Inc. and Moody’s Investors Service, Inc.

INVESTMENT AND OTHER TERMINOLOGY

Money market instruments purchased by the Fund are high-quality short-term debt obligations. The money market instruments in which the Fund will invest include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; certificates of deposit, bankers’ acceptances and time deposits; commercial paper and other short-term obligations of U.S. and foreign corporations; repurchase agreements and reverse repurchase agreements.

Repurchase agreements are agreements in which the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months.

Stability of capital means investing in a manner that tries to protect the value of an investment against market movements and other economic events.

U.S. government securities are issued or guaranteed as to principal and interest, by the U.S. government, its agencies or instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

RISK TERMINOLOGY

Credit Risk. Issuers in which the Fund invests may fail financially or otherwise fail to honor their obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. The occurrence of such events could cause the value of the Fund’s investments to decline. Money market instruments that are subject to credit support (e.g., guarantees or letters of credit) may also be affected by credit risk with respect to the credit support providers. Credit risk is expected to be low for the Fund because of its investments in U.S. government securities.

Interest Rate Fluctuations Risk. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable NAV of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.

Securities Selection Risk. A strategy used by the Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

U.S. Government Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

15

Fund Management

Adviser. SunAmerica, which was organized in 1982 under the laws of Delaware, serves as investment adviser to the Fund, provides various administrative services, and supervises the daily business affairs of the Fund. As the investment adviser, SunAmerica selects and manages the investments of the Fund, except to the extent it has delegated portfolio management of the Fund to a subadviser. In addition to managing the Fund, SunAmerica serves as adviser, manager and/or administrator for Anchor Series Trust, SunAmerica Specialty Series, Seasons Series Trust, SunAmerica Equity Funds, SunAmerica Series, Inc., SunAmerica Income Funds, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series Trust, VALIC Company I and VALIC Company II. SunAmerica is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311. As of March 31, 2018, SunAmerica managed, advised and/or administered assets in excess of $89.5 billion.

For the fiscal year ended December 31, 2017, the Fund paid SunAmerica a management fee equal to 0.50% of average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the investment advisory agreement for the Fund is available in the Fund’s Semi-Annual Report to shareholders for the period ended June 30.

SunAmerica has contractually agreed to waive fees and/or reimburse expenses for Class I in the amounts set forth in the Fund’s SAI and as described in a footnote to the Fees and Expenses of the Fund Table of this Prospectus. SunAmerica also may voluntarily waive fees and/or reimburse expenses in order to avoid a negative yield on either class of the Fund or to increase the investment return to the Fund’s investors. Any such voluntary waiver or expense reimbursements could be discontinued at any time by SunAmerica. There is no guarantee that the Fund will be able to avoid a negative yield.

Distributor. The Distributor distributes the Fund’s shares. ACS, a SunAmerica affiliate, receives the CDSC, if any, paid with respect to the sale of Class A shares of the Fund. In addition, the Distributor receives fees under the Fund’s Class A Rule 12b-1 Plan. The Distributor has currently agreed to waive up to 0.15% of the Rule 12b-1 Fees it receives from the Class A shares of the Fund pursuant to the Fund’s Class A Rule 12b-1 Plan. Compensation paid to broker-dealers and other Financial Intermediaries will be reduced to the extent of the Distributor’s waiver of the Rule 12b-1 Fees. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor in connection with sales of shares of the Fund). This compensation may include additional compensation with respect to the sale of Class A shares; or financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Fund. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. Compensation may also include various forms of non-cash compensation offered through permissible sales contests or otherwise. Broker-dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933, as amended.

In certain instances, SunAmerica or its affiliates may pay distribution-related expenses, including providing the additional compensation to broker-dealers or other Financial Intermediaries who sell Fund shares. In addition, SunAmerica, the Distributor or their affiliates (including the Fund’s administrator) may make substantial payments to broker-dealers or other Financial Intermediaries and service providers for distribution and/or shareholder servicing activities. Some of these distribution-related payments may be made to dealers or Financial Intermediaries for marketing, promotional, administrative and/or recordkeeping services that may promote sales of Fund shares; these payments are often referred to as “revenue sharing.” Such payments may be based on various factors, including levels of assets and/or sales (based on gross or net sales or some other criteria) of one or more funds managed and/or administered by SunAmerica. In some circumstances, those types of payments may relate to the inclusion of the Fund on a Financial Intermediary’s preferred list of funds offered to its clients or may create an incentive for a broker-dealer or other Financial Intermediary or its representatives to recommend or offer shares of the Fund to its customers over other funds that do not have sponsors making similar payments. You should ask your broker-dealer or Financial Intermediary for more details about any such payments it receives.

Payments by SunAmerica are out of its own resources, including the profits from its advisory fees. Payments by the Distributor may be out of its own resources or fees it receives under the Fund’s Class A Rule 12b-1 Plan. Payments by other affiliates are out of their own resources.

Servicing Agent. AIG Fund Services, Inc. (the “Servicing Agent”) assists DST, the Fund’s Transfer Agent, in providing shareholder services. The Servicing Agent, a SunAmerica affiliate, is paid a monthly fee by the Fund for its services at the annual rate of 0.22% of the average daily net assets of the Fund.

16

Financial Highlights

The Financial Highlights table for the Fund is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI, which is available upon request.

AIG GOVERNMENT MONEY MARKET FUND

Period Ended	Net Asset Value beginning of period	Net invest- ment income(1)	Dividends from net invest- ment income	Distributions from net realized gains	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income to average net assets(3)
	Class A
12/31/13	$1.00	$0.00	$(0.00)	$—	$1.00	0.01%		$736,942	0.18%	0.01%
12/31/14	1.00	0.00	(0.00)	—	1.00	0.01		720,356	0.14	0.01
12/31/15	1.00	0.00	(0.00)	—	1.00	0.01	(4)	807,427	0.17	0.01
12/31/16	1.00	0.00	(0.00)	—	1.00	0.01		102,735	0.38	0.01
12/31/17	1.00	0.00	(0.00)	(0.00)	1.00	0.04		105,422	0.86	0.02
	Class I
12/31/13	$1.00	$0.00	$(0.00)	$—	$1.00	0.01%		$13,360	0.18%	0.01%
12/31/14	1.00	0.00	(0.00)	—	1.00	0.01		15,847	0.14	0.01
12/31/15	1.00	0.00	(0.00)	—	1.00	0.01	(4)	13,815	0.16	0.01
12/31/16	1.00	0.00	(0.00)	—	1.00	0.01		12,851	0.39	0.01
12/31/17	1.00	0.00	(0.00)	(0.00)	1.00	0.15		11,610	0.75	0.12

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect sales load but does include expense reimbursements.
(3)	Net of the following expense reimbursements/waivers (based on average net assets):

	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17
Class A	0.75%	0.79%	0.78%	0.57%	0.32%
Class I	0.68	0.69	0.71	0.56	0.27

(4)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

17

For More Information

The following documents contain more information about the Fund and are available free of charge upon request:

Annual and Semi-annual Reports.    Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s Annual and Semi-annual Reports.

Statement of Additional Information (SAI).    The SAI contains additional information about the Fund’s policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference, which means it is legally part of this Prospectus.

You may obtain copies of these documents or ask questions about the Fund by contacting AIG Fund Services, Inc. at 800-858-8850, by visiting our website at http://aigfunds.onlineprospectus.net/AIGFunds/FundDocuments/index.html, or by calling your broker or financial adviser.

View your account online!

Visit our website at www.aig.com/funds and register in order to:

•	View your account and portfolio balance(s)

•	View the transaction history of your account(s)

•	See the NAV of the fund(s) you own

•	Perform financial transactions (some limitations apply)

•	Update account information (some limitations apply)

•	Access year-to-date tax summary information

•	View the dealer information on your account(s)

For Broker/Dealers: You can view your clients’ account information online by visiting our website at www.aig.com/funds and clicking on the “Financial Advisors” link and following the registration prompt which will bring you to the Advisor Center where you will need to click on the DST Vision Link. Please call 800-858-8850, x6003 for registration assistance, if needed.

View your shareholder reports online!

Enroll for electronic delivery of Prospectuses and Annual Reports by visiting our website at www.aig.com/funds and clicking on the “Go Paperless!” icon to register. Why Go Paperless?

•	Immediate receipt of important Fund information

•	Elimination of bulky documents from personal files

•	Reduction of the Fund’s printing and mailing costs

Once enrolled, paper copies of these documents will be replaced with an e-mail notification that they are available on the Internet. You can even notify us online if your e-mail address changes. You may cancel your enrollment at any time. Please note that the e-mail address you provide will be kept confidential and will only be used for purposes related to the Fund. All personal information is encrypted and is completely secure.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Call 202-551-8090 for information on the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov and copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

DISTRIBUTOR: AIG Capital Services, Inc. The Fund is a series of SunAmerica Money Market Funds, Inc. INVESTMENT COMPANY ACT File No. 811-03807

Go Paperless!!

Did you know that you have the option to

receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It’s Quick — Fund documents will be received faster than via traditional mail.

It’s Convenient — Elimination of bulky documents from personal files.

It’s Cost Effective — Reduction of your Fund’s printing and mailing costs.

To sign up for electronic delivery, follow

these simple steps:

1	Go to www.aig.com/funds

2	Click on the link to “Go Paperless!!”

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by AIG Capital Services, Inc.

Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003 or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

GMMPRO - 4/18

SUNAMERICA MONEY MARKET FUNDS, INC.

Statement of Additional Information

dated April 30, 2018

Harborside 5	General Marketing and
185 Hudson Street, Suite 3300	Shareholder Information
Jersey City, NJ 07311	(800) 858-8850

SunAmerica Money Market Funds, Inc. (the “Company”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company currently has one investment portfolio or series: the AIG Government Money Market Fund (the “Government Money Market Fund” or the “Fund”). The Fund seeks as high a level of current income as is consistent with liquidity and stability of capital.

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Fund’s Prospectus dated April 30, 2018 (the “Prospectus”). The SAI expands upon and supplements the information contained in the Fund’s current Prospectus and should be read in conjunction with the Prospectus. The Prospectus is incorporated by reference into this SAI and this SAI is incorporated by reference into the Prospectus. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus. The Fund’s audited financial statements are incorporated into this SAI by reference to its 2017 annual report to shareholders. You may request a copy of the Prospectus, annual report and semi-annual report at no charge by calling (800) 858-8850 or writing the Fund at AIG Fund Services, Inc., Mutual Fund Operations, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.

Class	Ticker Symbols
A Shares	SMAXX
I Shares	NAIXX

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THE COMPANY

The Company is an open-end management investment company organized as a Maryland corporation in 1983. The Company currently offers shares of one series: the Government Money Market Fund. The Fund is diversified within the meaning of the 1940 Act.

The Fund currently offers Class A and Class I shares. Class A shares of the Fund commenced offering on October 2, 1984. Class B shares of the Fund commenced offering on September 24, 1993. Class C shares of the Fund commenced offering on October 2, 1997. On December 1, 1998, Class C shares of the Fund were redesignated as Class II shares. Effective February 23, 2004, Class II shares of the Fund were redesignated as Class C shares. Effective on June 3, 2009, the Fund discontinued offering Class B and Class C shares for purchase and all outstanding Class B and Class C shares as of the close of business on June 3, 2009 were converted to Class A shares of the Fund. Class I shares of the Fund commenced offering on November 16, 2001.

On August 22, 2001, the Board of Directors of the Company (the “Board” or the “Directors”) approved the creation of the SunAmerica Municipal Money Market Fund (the “Municipal Money Market Fund”). The Municipal Money Market Fund was the survivor of the reorganization with the Municipal Money Market Fund of North American Funds. The offering of such Municipal Money Market Fund’s Class A, B and II shares commenced on November 16, 2001. Effective February 23, 2004, Class II shares of the Municipal Money Market Fund were redesignated as Class C shares.

On September 17, 2008, the Municipal Money Market Fund discontinued offering Class B and Class C shares and all outstanding Class B and Class C shares were converted to Class A shares of the Municipal Money Market Fund. On March 2, 2012, the Municipal Money Market Fund was liquidated.

On December 1, 2015, the Board approved a change in the Fund’s name to “SunAmerica Government Money Market Fund” from “SunAmerica Money Market Fund,” along with certain changes to the Fund’s principal investment strategy, effective April 29, 2016.

On November 18, 2016, the Board approved a change in the name of the SunAmerica Government Money Market Fund to the “AIG Government Money Market Fund,” effective February 28, 2017.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective (or “goal”) and policies of the Fund are described in the Prospectus. Certain types of securities in which the Fund may invest and certain investment practices that the Fund may employ are described under “More Information About the Fund—Fund Investment Strategies” in the Prospectus and are discussed more fully below. The Fund’s investment goal and principal investment strategy may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the Fund’s 80% investment policy. Unless otherwise specified, the Fund may invest in the following securities. The stated percentage limitations are applied to an investment at the time of purchase unless indicated otherwise.

U.S. Government Obligations

The Fund may invest in a variety of short-term debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include a variety of Treasury securities that differ primarily in their interest rates, the length of their maturities and dates of issuance. Treasury bills are obligations issued with maturities of one year or less. Treasury notes are generally issued with maturities from one to ten years. Treasury bonds are generally issued with maturities of more than ten years. Obligations issued by agencies and instrumentalities of the U.S. government, which may be purchased by the Fund, also vary in terms of their maturities at the time of issuance. However, the Fund invests only in obligations that, at their time of purchase by the Fund, have remaining maturities of 397 calendar days or less.

U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Bank Obligations

Certificates of Deposit (“CDs”) and bankers’ acceptances may be purchased by the Fund. CDs are securities that represent deposits in a depository institution (e.g., a commercial bank or savings and loan association) for a specified period at a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because U.S. banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks.

Bankers’ acceptances are short-term credit instruments that represent the promise of a bank to pay a draft drawn by one of its customers at its maturity. These obligations are used to finance the import, export, transfer or storage of goods and represent the obligation of both the accepting bank and its customer.

Commercial Paper

The commercial paper in which the Fund may invest may be unsecured or may be backed by letters of credit. Commercial paper backed by a letter of credit is, in effect, “two party” paper with the issuer of the paper initially responsible for repayment and a bank guaranteeing the repayment if not made by the issuer at maturity. The Fund may also invest in variable amount master demand notes, which represent a direct lending arrangement between the Fund and a corporate borrower. These notes permit daily changes in the amount borrowed. The Fund has the right to increase the amount loaned under the note at any time up to the full amount provided in the loan agreement or to decrease the amount loaned. The borrower generally has the right to prepay up to the full amount of the loan without penalty. These notes are generally not traded in a secondary market; however, the Fund will enter into such arrangements only where it has the right to redeem the note on not more than seven days’ notice.

Corporate Obligations

The Fund may purchase corporate obligations, which include bonds, debentures and notes issued by corporations to finance long-term credit needs. Although issued with maturities in excess of one year, the Fund’s investments in corporate obligations are limited to obligations having remaining maturities of 365 calendar days or less at the time of purchase by the Fund.

Money Market Securities of Foreign Issuers

The Fund may invest in dollar-denominated foreign money market instruments, subject to the following limits: (i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) CDs, bankers’ acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually 1- to 270-day commercial paper) of foreign companies.

Illiquid Securities

The Fund may invest up to 5% of its total assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days, time deposits with a maturity of longer than seven days, and other securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. Illiquid securities may also include securities that have legal or contractual restrictions on resale. In addition to this 5% limitation on illiquid securities, Rule 2a-7 under the 1940 Act (“Rule 2a-7”) imposes certain other portfolio liquidity requirements relating to the Fund’s purchases and holdings, including minimum daily and weekly liquidity requirements.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund’s decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Fund may seek to obtain the right of registration at the expense of the issuer (except in the case of “Rule 144A Securities,” as described below).

A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act (“Rule 144A Securities”) for which there is a readily available market will not be deemed to be illiquid. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”) will monitor the liquidity of such restricted securities subject to the supervision of the Board. In reaching liquidity decisions the Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Board, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Commercial paper issues in which the Fund may invest include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) paper”). Section 4(a)(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(a)(2) paper, thus providing liquidity. Section 4(a)(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144 described above. The Fund’s 5% limitation on investments in illiquid securities includes Section 4(a)(2) paper that the Adviser has not determined to be liquid pursuant to guidelines established by the Board. The Board has delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(a)(2) paper, pursuant to guidelines approved by the Board that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks, brokers or securities dealers. In such agreements, the seller agrees to repurchase a security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time the Fund’s money is invested in the security. Whenever the Fund enters into a repurchase agreement, it obtains collateral having a value at least equal to 102% (100% if such collateral is in the form of cash) of the repurchase price. The instruments held as collateral are valued daily, and if the value of the instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreements declines, the Fund will incur a loss and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 5% of the value of its net assets. However, repurchase agreements having a maturity of seven days or less are not subject to the limits on illiquid securities.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements with brokers, dealers and other financial institutions determined by the Adviser to be creditworthy. A reverse repurchase agreement involves the sale of a security held by the Fund, subject to an agreement by the Fund to repurchase that security at a mutually agreed upon price, date and interest payment. The Fund uses the proceeds of the reverse repurchase agreement to make additional investments that mature on or prior to the repurchase date and will enter into a reverse repurchase agreement when it anticipates that the interest income to be earned from investing the proceeds of the reverse repurchase agreement will exceed the interest expense of the transaction. During the time a reverse repurchase agreement is outstanding, the Fund will segregate with the custodian cash or liquid securities having a value at least equal to the repurchase price under the agreement. In the event that the other party to the reverse repurchase agreement defaults on its obligation to resell to the Fund the underlying securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the securities and could suffer a loss to the extent that the value of the proceeds of the agreement fell below the value of the underlying securities. See “Investment Restrictions.”

Adjustable Rate Securities

The Fund may invest in adjustable rate securities (i.e., variable rate and floating rate instruments), which are securities that have interest rates that are adjusted periodically according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount must unconditionally be paid in 397 calendar days or less is considered to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either: (i) at any time upon notice of usually 30 calendar days’ or less; or (ii) at specified intervals, not exceeding 397 calendar days, and upon 30 calendar days’ notice. A variable rate instrument whose principal amount is scheduled to be paid in more than 397 calendar days and is subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Floating rate instruments (generally, corporate notes, bank notes, or Eurodollar CDs) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument whose principal amount is scheduled to be paid in more than 397 calendar days is considered to be the period remaining until the principal amount can be recovered through demand. The maturity of a floating rate instrument whose principal amount must unconditionally be paid in 397 calendar days or less is considered to have a maturity of one day.

Variable Rate Demand Notes

The Fund may invest in variable rate demand notes (“VRDNs”). VRDNs are either taxable or tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding 397 calendar days and in either case upon no more than 30 calendar days’ notice. The interest rates are adjustable at intervals ranging from daily (“floating rate”) to up to one year to a prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

The Fund may also invest in VRDNs in the form of participation interests (“Participating VRDNs”) in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank (“institution”). Participating VRDNs provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to purchase upon a specified number of days’ notice, not to exceed 30 calendar days. The Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation and issuing the repurchase commitment.

Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities. These securities represent participation interests in pools of residential mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others, which may or may not be guaranteed by agencies or instrumentalities of the U.S. government.

Mortgage-backed securities differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment, which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure (net of fees or costs that may be incurred). In addition, prepayment of principal on mortgage-backed securities, which often occurs when interest rates decline, can significantly change the realized yield of these securities.

Some mortgage-backed securities are described as “modified pass-through.” These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of declining interest rates and will most likely decrease during periods of rising interest rates. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Fund receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of the principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. The Fund may purchase mortgage-backed securities at a premium or at a discount.

In September 2008, the Federal Housing Finance Agency placed FNMA and the FHLMC into conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by FNMA or FHLMC. Although the U.S. government has provided financial support to FNMA and FHLMC, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

The following is a description of Government National Mortgage Association (“GNMA”), FHLMC and FNMA certificates, the most widely available mortgage-backed securities:

GNMA Certificates. GNMA certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages (“GNMA Certificates”). GNMA Certificates that the Fund may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration (“FHA”) or the Farmers Home Administration (“FMHA”), or guaranteed by the Veterans Administration (“VA”). The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.

FHLMC Certificates. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”) (collectively, “FHLMC Certificates”). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.

FNMA Certificates. FNMA issues guaranteed mortgage pass-through certificates (“FNMA Certificates”). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government. However, FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.

Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Fund’s industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from the test available to all U.S. Government securities.

Collateralized Mortgage Obligations

Another type of mortgage-backed security in which the Fund may invest is a Collateralized Mortgage Obligation (“CMO”). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). CMOs generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities, CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.

Certain CMOs may be deemed to be investment companies under the 1940 Act. The Fund intends to conduct operations in a manner consistent with this view, and therefore the Fund generally may not invest more than 10% of its total assets in CMOs that are deemed to be investment companies without obtaining appropriate regulatory relief. In reliance on the Securities and Exchange Commission (“SEC”) staff interpretations, the Fund may invest in those CMOs and other mortgage-backed securities that are not by definition excluded from the provisions of the 1940 Act, but have obtained exemptive orders from the SEC from such provisions.

STRIPS

In addition to the U.S. government securities discussed above, the Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depositary financial institutions, which then trade the component parts independently.

Stripped Mortgage-Backed Securities

The Fund may invest in stripped mortgage-backed securities. Unlike U.S. Treasury securities, which are stripped into separate securities for each interest and principal payment, mortgage securities are generally stripped into only two parts: a Principal Only (“PO”) strip representing all principal payments and an Interest Only (“IO”) strip representing all interest payments.

The feature that makes mortgage strips most useful in portfolio management is their interest rate sensitivity. In principle, mortgage strips can be very useful hedging devices for a variety of investors and portfolio managers. However, determining the degree of interest sensitivity of mortgage strips in different interest rate environments is extremely complicated.

The precise sensitivity of mortgage-backed securities and their associated stripped securities to interest rate changes depends on many factors. First, the prepayment effect makes the interest rate sensitivity of mortgage-backed securities different from the interest sensitivity of Treasury securities. Second, the prepayment effect makes the PO and IO mortgage-backed strips much more sensitive, on average, to interest rates than the underlying mortgage-backed security. Third, the prepayment effect is sometimes so strong that an IO mortgage-backed strip will rise in value when interest rates rise and fall in value when interest rates fall—precisely the opposite relationship from other fixed-income securities. This last feature of stripped mortgage-backed securities, the positive relationship between the value of some IO strips and interest rates, is particularly useful to investors who need to hedge a portfolio of other fixed-income securities.

Loans of Portfolio Securities

While the Fund is permitted to engage in securities lending, the Fund has not currently implemented a securities lending program. In the event the Fund determines to enter into a securities lending program at a future time, the Fund will only do so in accordance with applicable law and SEC guidance relating to such arrangements. Any securities lending program implemented by the Fund would also be subject to the approval and oversight of the Board.

Borrowings

The Fund may borrow for temporary or emergency purposes to meet redemption requests. The consequence of such borrowings might be to reduce the Fund’s yield below that which would have been realized in the absence of such borrowings.

When-Issued and Delayed-Delivery Securities

From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed-delivery basis—i.e., delivery and payment can take place a month or more after the date of the transactions. Such agreements might be entered into, for example, when the Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will segregate with the Fund’s custodian until the date of delivery of such when-issued securities cash or liquid securities at least equal in value to commitments for such when-issued or delayed-delivery securities. The Fund will make payment for such when-issued securities on the delivery date utilizing then-available cash and, if cash is not available, or if it is not disadvantageous to the Fund, utilizing the proceeds of the liquidation of portfolio securities held in such segregated account.

Cyber Security Risk

As the use of the Internet and other technologies has become more prevalent in the course of business, the Fund has become more susceptible to operational and financial risks associated with cyber security. Cyber security incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cyber security failures or breaches of the Fund or its service providers, financial intermediaries, or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Fund does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Recent Market Events Risk

The global financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets, including keeping interest rates low. More recently, the Federal Reserve has terminated certain of its market support activities. The withdrawal of this support could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities. Additionally, with continued economic recovery and the cessation of certain market support activities, the Fund may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. The current market environment could make identifying investment risks and opportunities especially difficult for the Adviser. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, on June 23, 2016, voters in the United Kingdom approved withdrawal from the European Union. On March 29, 2017, the United Kingdom formally notified the European Council of its intention to leave the European Union. As a result, the United Kingdom will remain a member state, subject to European law, with privileges to provide services under the single market directives for at least two years from that date. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Operational Risk

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

INVESTMENT RESTRICTIONS

The Fund is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. As defined in the 1940 Act, a “majority of the outstanding voting securities” of the Fund means the lesser of: (i) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions. Under these restrictions, the Fund may not:

1.	Purchase securities other than those described under “Investment Objectives and Policies.”

2.	Enter into reverse repurchase agreements exceeding in the aggregate 1⁄3 of the value of the Fund’s total assets, less liabilities other than obligations under such reverse repurchase agreements.

3.	Purchase the securities of issuers conducting their principal business activity in the same industry if immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund’s total assets, provided that there is no limitation with respect to investments in securities issued by domestic branches of U.S. banks or the U.S. government, its agencies or instrumentalities.

4.	Invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities), except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% limitation, subject to applicable limitations imposed by Rule 2a-7 under the 1940 Act.

5.	Make loans, except through the purchase or holding of debt obligations in accordance with the Fund’s investment objective and policies (see “Investment Objectives and Policies”), or as otherwise permitted by exemptive order of the SEC.

6.	Lend its portfolio securities in excess of 20% of its total assets provided that such loans are made according to the guidelines of the SEC and the Fund’s Board, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

7.	Borrow money except for temporary or emergency purposes to meet redemption requests which might otherwise require the untimely disposition of securities (not for the purpose of increasing income), provided that borrowings in the aggregate may not exceed 10% of the value of the Fund’s total assets, including the amount borrowed, at the time of such borrowing.

8.	Purchase or sell puts, calls, straddles, spreads or any combination thereof, real estate, commodities, commodity contracts or interests in oil, gas and/or mineral exploration or development programs, provided that the Fund may purchase bonds or commercial paper issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

9.	Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which the Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets in such securities of one or more investment companies (each of the above percentages to be determined at the time of investment), or except as part of a merger, consolidation or other acquisition.

10.	Act as an underwriter of securities.

11.	Make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of “when-issued” securities or of securities for delivery at a future date.

12.	Invest in or hold securities of any issuer if those officers and Directors of the Fund or the Adviser owning individually more than 1⁄2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

In addition to the foregoing, the Fund may not issue senior securities as defined in the 1940 Act except as permitted by law and the Fund’s Prospectus and SAI.

Pursuant to Rule 2a-7, the Fund is required to limit its portfolio investments to those U.S. dollar denominated instruments determined in accordance with procedures established by the Board to present minimal credit risks and which are at the time of acquisition Eligible Securities (as defined in Rule 2a-7). Under Rule 2a-7, an Eligible Security is generally an instrument that has received a rating (or that has been issued by an issuer that has received a rating with respect to a class of debt obligations (or any debt within that class) that is comparable in priority and security with the instrument) by at least two nationally recognized statistical rating organizations (or if only one such organization has issued a rating, by that organization) in one of the two highest short-term rating categories, or an unrated security determined to be of comparable quality under procedures established by the Board. Rule 2a-7 prohibits the Fund, immediately after the acquisition of any security, from investing more than (i) 5% of its total assets in the securities of any one issuer, except that the Fund may invest up to 25% of its assets in the First Tier Securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days after the acquisition thereof; and (ii) 10% of its total assets in securities issued by or subject to Demand Features or Guarantees (as defined in Rule 2a-7) from the institution that issued the Demand Feature or Guarantee. In addition, the Fund must not, immediately after the acquisition, have invested more than 3% of its assets in Second Tier Securities (as defined in Rule 2a-7), with investments in Second Tier Securities of any one issuer limited to  1⁄2 of 1% of the Fund’s assets. The Fund must also, immediately after the acquisition of a Second Tier Security, not have invested more than 2.5% of its total assets in Second Tier Securities issued by or subject to Demand Features or

Guarantees from the institution that issued the Demand Feature or Guarantee. These issuer diversification restrictions do not apply to U.S. government securities. Rule 2a-7 also prohibits the Fund from purchasing any instrument with a remaining maturity of greater than 397 calendar days and requires the Fund to maintain a dollar-weighted average portfolio maturity of 60 calendar days or less. For purposes of Rule 2a-7, certain variable or floating rate instruments are deemed to have a maturity equal to the period remaining until the next readjustment of their interest rate or, in the case of an instrument that is subject to a Demand Feature, the period remaining until the principal amount can be recovered through demand. A “government money market fund” under Rule 2a-7, such as the Fund, may, but is not required to, impose liquidity fees and redemption gates. The Board has determined that the Fund will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Board may elect to impose liquidity fees or redemption gates in the future.

DIRECTORS AND OFFICERS

The following table lists the Directors and officers of the Company, their ages, current position(s) held with the Company, length of time served, principal occupations during the past five years, number of funds overseen within the Fund Complex (as defined below) and other directorships/trusteeships held outside of the Fund Complex, as applicable. Unless otherwise noted, the address of each Director and executive officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311. Directors who are not deemed to be “interested persons” of the Company as defined in Section 2(a)(19) of the 1940 Act are referred to as “Disinterested Directors.” Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” The Directors of the Company are responsible for the overall supervision of the operation of the Fund and perform various duties imposed on directors of investment companies by the 1940 Act and under the Articles of Incorporation. Directors and officers of the Company are also directors or trustees and/or officers of some or all of the other investment companies managed, administered or advised by SunAmerica and distributed by AIG Capital Services, Inc. (“ACS”) and other affiliates of SunAmerica.

Disinterested Directors

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During Past 5 Years[3]
Dr. Judith L. Craven Age: 72	Director	2001 to Present	Retired.	77	Director, Sysco Corporation (1996 to 2017); Director, Luby’s, Inc. (1998 to Present).
William F. Devin Age: 79	Director	2001 to Present	Retired.	77	None
Richard W. Grant Age: 72	Director and Chairman of the Board	2011 to Present	Retired.	28	None
Stephen J. Gutman Age: 74	Director	1985 to Present	Senior Vice President and Associate Broker, Corcoran Group (Real Estate) (2002 to Present); President, SJG Marketing, Inc. (2009 to Present).	28	None

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During Past 5 Years[3]
Eileen A. Kamerick Age: 59	Director	2018 to Present	National Association of Corporate Directors Board Leadership Fellow and financial expert; Adjunct Professor of Law, University of Chicago, Washington University in St. Louis and University of Iowa law schools (since 2007); formerly, Senior Advisor to the Chief Executive Officer and Executive Vice President and Chief Financial Officer of ConnectWise, Inc. (software and services company) (2015 to 2016); Chief Financial Officer, Press Ganey Associates (health care informatics company) (2012 to 2014).	28	Hochschild Mining plc (precious metals company) (since 2016); Director of Associated Banc-Corp (financial services company) (since 2007); Legg Mason Closed End Funds (registered investment companies) (since 2013); Westell Technologies, Inc. (technology company) (2003 to 2016)

Interested Director

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During Past 5 Years[3]
Peter A. Harbeck[4] Age: 64	Director	1994 to Present	President (1995 to Present), CEO and Director (1992 to Present), SunAmerica; Director, ACS (1993 to Present); Chairman, Advisor Group, Inc. (2004 to 2016).	158	None

[1]	Directors serve until their successors are duly elected and qualified.
[2]	The term “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of SunAmerica. The “Fund Complex” includes the Company (1 fund); SunAmerica Equity Funds, (“SAEF”) (2 funds); SunAmerica Income Funds (“SAIF”) (3 funds); SunAmerica Series, Inc. (“SunAmerica Series”) (6 funds); SunAmerica Specialty Series (“Specialty Series”) (7 funds); Anchor Series Trust (“AST”) (8 portfolios); SunAmerica Senior Floating Rate Fund, Inc. (“SASFR”) (1 fund); VALIC Co. I (34 funds); VALIC Co. II (15 funds); SunAmerica Series Trust (“SAST”) (61 portfolios); and Seasons Series Trust (“SST”) (20 portfolios).
[3]	Directorships of companies required for reporting to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act other than those listed under the preceding column.
[4]	Mr. Harbeck is considered to be an Interested Director because he serves as President, CEO and Director of SunAmerica, and Director of ACS.

Officers

Name and Age	Position(s) Held with Company	Length of Time Served	Principal Occupation(s) During Past 5 Years
John T. Genoy Age: 49	President	2007 to Present	Chief Financial Officer, SunAmerica (2002 to Present); Senior Vice President, SunAmerica (2003 to Present); Chief Operating Officer, SunAmerica (2006 to Present).
Gregory R. Kingston Age: 52 2919 Allen Parkway Houston, TX 77019	Treasurer	2014 to Present	Vice President, SunAmerica (2001 to Present); Head of Mutual Fund Administration, SunAmerica (2014 to Present).
James Nichols Age: 52	Vice President	2006 to Present	Director, President and CEO, ACS (2006 to Present); Senior Vice President, SunAmerica (2002 to Present).
Gregory N. Bressler Age: 51	Secretary	2005 to Present	Senior Vice President and General Counsel, SunAmerica (2005 to Present).
Christopher Joe Age: 49 2919 Allen Parkway Houston, TX 77019	Chief Compliance Officer	2017 to Present	Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017 to Present); Chief Compliance Officer, VALIC Retirement Services Company (2017 to Present); Chief Compliance Officer, The Variable Annuity Life Insurance Company (2017 to Present); Chief Compliance Officer, Invesco PowerShares (2012 to 2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010 to 2013); U.S. Compliance Director, Invesco Ltd. (2006 to 2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014 to 2015).
Kathleen D. Fuentes Age: 49	Chief Legal Officer and Assistant Secretary	2013 to Present	Vice President and Deputy General Counsel, SunAmerica (2006 to Present).
Shawn Parry Age: 45 2919 Allen Parkway Houston, TX 77019	Vice President and Assistant Treasurer	2014 to Present	Assistant Vice President, SunAmerica (2005 to 2014); Vice President, SunAmerica (2014 to Present).
Donna M. McManus Age: 57	Vice President and Assistant Treasurer	2014 to Present	Managing Director, BNY Mellon (2009 to 2014); Vice President, SunAmerica (2014 to Present).
Kara Murphy Age: 45	Vice President	2014 to Present	Director of Research, SunAmerica (2007 to 2013); Chief Investment Officer, SunAmerica (2013 to Present).
Matthew J. Hackethal Age: 46	Anti-Money Laundering Compliance Officer	2006 to Present	Acting Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2016 to Present); Chief Compliance Officer, SunAmerica (2007 to Present); Chief Compliance Officer, The Variable Annuity Life Insurance Company (2016 to 2017); AML Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2006 to Present); and Vice President, SunAmerica (2011 to Present).

Leadership Structure of the Board

Overall responsibility for oversight of the Company and the Fund rests with the Board. The Company, on behalf of the Fund, has engaged SunAmerica to manage the Fund on a day-to-day basis. The Board is responsible for overseeing SunAmerica and any other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Company’s Articles of Incorporation and By-laws, and the Fund’s investment objective and strategies. The Board is presently composed of six members, five of whom are Disinterested Directors. The Board currently conducts regular in-person meetings at least quarterly and holds special in-person or telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Disinterested Directors also meet at least quarterly in executive session, at which no Interested Directors are present. The Disinterested Directors have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mr. Grant, a Disinterested Director, to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including SunAmerica, officers, attorneys, and other Directors generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established four committees, i.e., Audit Committee, Nomination and Compensation Committee (the “Nomination Committee”), Ethics Committee and Governance Committee (each, a “Committee”) to assist the Board in the oversight and direction of the business and affairs of the Fund, and from time to time may establish informal working groups to review and address the policies and practices of the Fund with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Directors, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Fund’s activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Governance Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.

The Fund is subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of SunAmerica, which carries out the Fund’s investment management and business affairs, and also by the Fund’s other service providers in connection with the services they provide to the Fund. Each of SunAmerica and the other service providers have their own independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the Fund, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, SunAmerica and the Fund’s other service providers (including the Fund’s distributor, servicing agent and transfer agent), the Company’s Chief Compliance Officer, the independent registered public accounting firm for the Company, legal counsel to the Company, and internal auditors for SunAmerica or its affiliates, as appropriate, relating to the operations of the Fund. The Board recognizes that it may not be possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board and Committees

Among the attributes common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, SunAmerica, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. A Director’s ability to perform his or her duties effectively may have been attained, as set forth below, through the Director’s executive, business, consulting, public service and/or academic positions; experience from service as a Director of the Company and the other funds in the Fund Complex (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.

Dr. Judith L. Craven. Dr. Craven has served as a director or trustee in the Fund Complex since 2001 and serves as a Director of the Company. She currently serves as a director or trustee with respect to 77 of the portfolios in the Fund Complex. In addition, she has more than 25 years of executive and business experience in various industries. Dr. Craven also has corporate governance experience serving on the boards of directors of several public companies for more than 10 years.

William F. Devin. Mr. Devin has served as a director or trustee in the Fund Complex since 2001 and serves as a Director of the Company. He currently serves as a director or trustee with respect to of 77 of the portfolios in the Fund Complex. In addition, he has more than 30 years of business and executive experience primarily in the financial services industry, including with Fidelity. Mr. Devin also has corporate governance experience serving on the Board of Directors of the Boston Options Exchange from 2001 to 2010.

Richard W. Grant. Mr. Grant has served as a director or trustee in the Fund Complex since March 2011 and serves as Chairman of the Board of the Company. He currently serves as a director or trustee with respect to 28 of the portfolios in the Fund Complex. Mr. Grant has more than 25 years of business and corporate governance experience serving as legal counsel to a number of registered investment companies and/or their independent directors/trustees, including to the Disinterested Directors of the Company.

Stephen J. Gutman. Mr. Gutman has served as a director or trustee in the Fund Complex since 1985 and serves as a Director of the Company. He currently serves as a director or trustee of 28 of the portfolios in the Fund Complex. In addition, he has more than 20 years of business and executive experience in the real estate and licensing industries.

Eileen A. Kamerick. Ms. Kamerick has served as a director or trustee in the Fund Complex since 2018 and serves as a Director of the Company. She currently serves as a director or trustee of 28 of the portfolios in the Fund Complex. She has experience in business and finance, including financial reporting, experience as a board member of a highly regulated financial services company, and experience as a board member of registered investment companies.

Peter A. Harbeck. Mr. Harbeck has served as a director or trustee in the Fund Complex since 1995 and serves as a Director of the Company. He currently serves as a director or trustee of 158 of the portfolios in the Fund Complex. In addition, he has served as President, CEO and Director of SunAmerica since 1995 and as Director of ACS since 1993.

Each Disinterested Director serves on the Audit Committee of the Company. The Audit Committee is charged with selecting, overseeing and setting the compensation of the Company’s independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the independent public accounting firm for the Company and for pre-approving certain non-audit services performed by the independent registered public accounting firm for SunAmerica and certain control persons of SunAmerica. The Audit Committee is also responsible for reviewing with the independent registered public accounting firm the audit plan and results of the audit along with other matters.

The members of the Audit Committee of the Company are Messrs. Devin, Grant and Gutman, Dr. Craven and Ms. Kamerick, with Ms. Kamerick serving as Chairman. The Chairman of the Audit Committee receives a $7,656 annual retainer. Messrs. Devin, Grant and Gutman, Dr. Craven and Ms. Kamerick each receive $3,829 per meeting for serving on the Audit Committees of the AIG Funds (“AIGF”)1, AST and SASFR. The Audit Committee met four times during the fiscal year ended December 31, 2017.

The Nomination Committee recommends to the Directors those persons to be nominated by Directors as candidates to serve as Directors and voted upon by shareholders and selects and proposes nominees for election by Directors to the Board between shareholders’ meetings. The Nomination Committee will consider candidates proposed by shareholders for election as Directors. Any such recommendations from shareholders should be directed to the attention of the Secretary of the Company at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311. The members of the Nomination Committee are Messrs. Devin, Grant and Gutman, Dr. Craven and Ms. Kamerick, with Mr. Gutman serving as Chairman. Mr. Gutman receives a $2,300 annual retainer for serving as Chairman of the Nomination Committees of AIGF, AST and SASFR and Messrs. Devin and Grant, Dr. Craven and Ms. Kamerick each receive a $1,532 annual retainer for serving as a member of the Nomination Committees of AIGF, AST and SASFR. Messrs. Devin and Grant, Dr. Craven and Ms. Kamerick each receive $768 per scheduled meeting ($386 per telephonic meeting) and Mr. Gutman, as Chairman, receives $920 per scheduled meeting ($460 per telephonic meeting). The Nomination Committee met four times during the fiscal year ended December 31, 2017.

The Ethics Committee is responsible for applying the Code of Ethics applicable to the Fund’s Principal Executive Officer and Principal Accounting Officer to specific situations in which questions are presented to it and has the authority to interpret the Code of Ethics in any particular situation. The Ethics Committee will inform the Board of violations or waivers to the Company’s Code of Ethics, as appropriate. The members of the Ethics Committee are Messrs. Devin, Grant and Gutman, Dr. Craven and Ms. Kamerick, with Dr. Craven serving as Chairman. Dr. Craven receives a $2,300 annual retainer for serving as Chairman of the Ethics Committees of AIGF, AST and SASFR and Messrs. Devin, Grant and Gutman and Ms. Kamerick each receive a $1,532 annual retainer for serving on the Ethics Committees of AIGF, AST and SASFR. Messrs. Devin, Grant and Gutman and Ms. Kamerick each receive $768 per scheduled meeting ($386 per telephonic meeting) and Dr. Craven, as Chairman, receives $920 per scheduled meeting ($460 per telephonic meeting). The Ethics Committee met one time during the fiscal year ended December 31, 2017.

The Governance Committee reviews and makes recommendations with respect to the size and composition of the Board and its Committees, and monitors and evaluates the functioning of the committees of the Board. The members of the Governance Committee are Messrs. Devin, Grant and Gutman, Dr. Craven and Ms. Kamerick, with Mr. Devin serving as Chairman. Mr. Devin

[1]	AIGF consists of the Company, SAIF, SunAmerica Series, Specialty Series and SAEF.

receives a $2,300 annual retainer for serving as Chairman of the Governance Committees of AIGF, AST and SASFR and Messrs. Grant and Gutman, Dr. Craven and Ms. Kamerick each receive a $1,532 annual retainer for serving on the Governance Committees of AIGF, AST and SASFR. Messrs. Grant and Gutman, Dr. Craven and Ms. Kamerick each receive $768 per scheduled meeting ($386 per telephonic meeting) and Mr. Devin, as Chairman, receives $920 per scheduled meeting ($460 per telephonic meeting). The Governance Committee met two times during the fiscal year ended December 31, 2017.

Director Compensation

The Fund pays each Disinterested Director’s annual compensation, in addition to reimbursement of out-of-pocket expenses, in connection with attendance at meetings of the Directors. Specifically, each Disinterested Director receives from each fund within AIGF a pro rata portion (based upon the funds’ net assets) of $91,872 in annual compensation ($127,584 in annual compensation for the Chairman of the Board) for acting as a director or trustee of the AIGF boards of directors/trustees. Each Disinterested Director or Trustee of AIGF receives an additional $7,656 per attended quarterly meeting ($10,632 for the Chairman of the Board). Each Disinterested Director of SASFR receives $1,380 for each quarterly meeting attended ($1,916 for the Chairman of the Board) and $5,520 in annual compensation ($7,668 for the Chairman of the Board). Each Disinterested Trustee of AST receives $30,648 in annual compensation ($42,528 in annual compensation for the Chairman of the Board). Each director/trustee of the boards of AIGF, SASFR and AST receives $3,829 in compensation for attendance at each Special Board Meeting ($5,602 for the Chairman of the Board). This per meeting fee will be allocated to and paid by each portfolio within AIGF, SASFR and AST based upon such fund’s net assets and will also be allocated only to those portfolios that are subject to that meeting.

The following table sets forth information summarizing the compensation of each Disinterested Director of the Company for his/her services as Director for the fiscal year ended December 31, 2017. Neither the Interested Director nor any officer of the Company receives any compensation from the Fund for serving as a Director or an officer.

Compensation Table

Director	Aggregate Compensation from Company	Total Compensation from Company and Fund Complex Paid to Directors*
Dr. Judith L. Craven**	$1,040	$199,536
William F. Devin**	$1,120	$217,736
Richard W. Grant	$1,422	$278,508
Stephen J. Gutman	$1,062	$207,263
Eileen A. Kamerick***	N/A	N/A

*	Information is as of December 31, 2017 for the investment companies in the Fund Complex that pay fees to the Directors. The investment companies are the AIGF, SASFR, AST, VALIC Company I, and VALIC Company II.
**	Mr. Devin and Dr. Craven are also both directors and trustees of VALIC Company I and VALIC Company II, respectively.
***	Ms. Kamerick was elected to the Board effective January 16, 2018.

Director Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Director as of December 31, 2017.

Disinterested Directors

Name of Director	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies(1)
Dr. Judith L. Craven	None	None
William F. Devin	None	Over $100,000
Richard W. Grant	None	None

Name of Director	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies(1)
Stephen J. Gutman	None	$10,001-$50,000
Eileen A. Kamerick(2)	None	None

Interested Director

Name of Director	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies(1)
Peter A. Harbeck	None	Over $100,000

(1)	Includes the value of shares beneficially owned by each Director in the Fund as of December 31, 2017. Includes AIGF, AST, SASFR, SAST, SST, VALIC Company I and VALIC Company II.
(2)	Ms. Kamerick was elected to the Board effective January 16, 2018.

As of December 31, 2017, no Disinterested Director including their immediate family members, owned beneficially or of record, directly or indirectly, any securities in an investment adviser or principal underwriter of the Fund, or a person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of March 31, 2018, the Directors and officers of the Company owned in the aggregate less than 1% of each class of the Fund’s total outstanding shares.

Principal Shareholders of Securities

The following shareholders owned of record or beneficially 5% or more of the indicated Class’s shares outstanding as of March 31, 2018.

Class	Holder and Address	Of Record or Beneficial Ownership	% Ownership
CLASS I	VARIABLE ANNUITY LIFE INSURANCE CO. 2929 ALLEN PARKWAY # A6-20 HOUSTON, TX 77019	Record	9.19%
CLASS I	VRSCO FBO AIGFSB CUST TTEE FBO ADVENTIST HEALTH SYSTEM 403B 2727 ALLEN PARKWAY # 4-D1 HOUSTON, TX 77019	Record	5.97%

ADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT

SunAmerica

SunAmerica, organized as a Delaware corporation in 1982, is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, and acts as investment adviser to the Fund pursuant to the Investment Advisory and Management Agreement dated January 1, 1999 (the “Advisory Agreement”) with the Company, on behalf of the Fund. Effective upon the close of business on December 31, 2013, SunAmerica was reorganized as a Delaware limited liability company. SunAmerica is a wholly-owned subsidiary of American General Life Insurance Company and an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). As of March 31, 2018, SunAmerica managed, advised and/or administered in excess of $89.5 billion in assets.

Under the Advisory Agreement, the Adviser selects and manages the investments of the Fund. The Adviser also provides various administrative services and supervises the Fund’s daily business affairs, subject to general review by the Board.

In carrying out its responsibilities, SunAmerica may employ, retain or otherwise avail itself of the services of other persons or entities, on such terms as SunAmerica shall determine to be necessary, desirable or appropriate. SunAmerica may retain one or more advisers to manage all or a portion of the investment portfolio of the Fund, at SunAmerica’s own cost and expense. Retention of one or more advisers, or the employment or retention of other persons or entities to perform services, shall in no way reduce the responsibilities or obligations of SunAmerica under the Advisory Agreement and SunAmerica shall be responsible for all acts and omissions of such advisers, or other persons or entities, in connection with the performance of SunAmerica’s duties.

Except to the extent otherwise specified in the Advisory Agreement, the Fund pays, or causes to be paid, all other expenses of the Company and the Fund, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting and distributing prospectuses and SAIs with respect to the Fund, and supplements thereto, to the shareholders of the Fund; all expenses of shareholder and Board meetings and of preparing, printing and mailing proxy statements and reports to the Fund’s shareholders; all expenses incidental to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent accountants; membership dues of industry associations; interest on borrowings of the Fund; postage; insurance premiums on property or personnel (including officers and Directors) of the Company that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Company’s operation.

The Advisory Agreement with respect to the Fund will continue in effect until June 30, 2018, and thereafter from year to year, provided such continuation is approved at least annually by (a) a vote of a majority of the Directors or by the holders of a majority of the Fund’s outstanding voting securities and (b) a majority of the Disinterested Directors by vote cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated with respect to the Fund at any time, without penalty, on 60 days’ written notice by the Board, by the holders of a majority of the Fund’s outstanding voting securities, or by SunAmerica. The Advisory Agreement automatically terminates with respect to the Fund in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

Under the terms of the Advisory Agreement, SunAmerica is not liable to the Fund or its shareholders for any act or omission by SunAmerica or for any losses sustained by the Fund or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

As compensation for its services to the Fund, the Adviser receives a fee from the Fund, payable monthly, computed daily at the annual rate of 0.50% on the first $600 million of the Fund’s average daily net assets, 0.45% on the next $900 million of average daily net assets and 0.40% on average daily net assets over $1.5 billion.

The following table sets forth the total advisory fees paid to the Adviser by the Fund and the amount waived by the Adviser for the fiscal years ended December 31, 2017, 2016 and 2015 pursuant to the Advisory Agreement.

Advisory Fees

Advisory Fees
2017	2016	2015
$572,738	$2,949,015	$3,572,843

Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses for Class I shares of the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.80% of average daily net assets). For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This Expense Limitation Agreement will continue indefinitely, subject to termination by the Board, including a majority of the Disinterested Directors.

SunAmerica may also voluntarily waive and/or reimburse additional amounts with respect to one or both classes of the Fund to increase the investment return to the Fund’s investors or to avoid a negative yield on either class of the Fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica and there is no guarantee that the Fund will be able to avoid a negative yield.

The following tables set forth the aggregate contractual and voluntary fee waivers and/or expense reimbursements made by SunAmerica with respect to the Fund for the fiscal years ended December 31, 2017, 2016 and 2015.

Fee Waivers/Expense Reimbursements

2017
Class A	Class I
$176,186	$33,249

2016
Class A	Class I
$2,490,696	$69,446

2015
Class A	Class I
$4,492,984	$100,323

Personal Securities Trading

The Company, SunAmerica and ACS have adopted a written Code of Ethics (the “SunAmerica Code”), pursuant to Rule 17j-1 under the 1940 Act. The SunAmerica Code restricts the personal investing by certain Access Persons of the Fund (as defined in the SunAmerica Code) in securities that may be purchased or held by the Fund to ensure that such investments do not disadvantage the Fund. SunAmerica reports to the Board on a quarterly basis, as to whether there were any violations of the SunAmerica Code by Access Persons of the Fund or SunAmerica during the quarter. The SunAmerica Code is filed as an exhibit to the Fund’s registration statement and instructions concerning how these documents can be obtained may be found on the back cover of the Fund’s Prospectus.

The Distributor

The Company, on behalf of the Fund, has entered into a distribution agreement (the “Distribution Agreement”) with ACS (“the Distributor”), a registered broker-dealer and an indirect wholly owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of each class of shares of the Fund. The address of the Distributor is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of the Fund through its registered representatives and authorized broker-dealers. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing and distributing prospectuses, annual reports and other periodic reports respecting the Fund, for distribution to persons who are not shareholders of the Fund and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Fund (see “Distribution Plans” below).

The Distribution Agreement continues in effect for an initial two-year term and thereafter from year to year if such continuance is approved at least annually by the Board, including a majority of the Disinterested Directors. The Company or the Distributor each has the right to terminate the Distribution Agreement on 60 days’ written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

The following table shows the amount of all commissions and other compensation received by the Distributor during the fiscal year ended December 31, 2017:

Compensation on Redemptions (Contingent Deferred Sales Charge (“CDSC”) on Class A shares)	Brokerage Commissions	Other Compensation (does not include 12b-1 fees)
$237	—	—

Class I Service Agreement

The Company, on behalf of Class I shares of the Fund, has entered into a service agreement (the “Class I Service Agreement”) with the Distributor to provide additional shareholder services to Class I shareholders. Pursuant to the Class I Service Agreement, as compensation for services rendered, the Distributor is permitted to receive a fee from the Fund of up to 0.25% of the daily net assets of the Fund’s Class I shares. The Distributor is currently voluntarily not charging this fee to the Fund on behalf of Class I shares.

Distribution Plan

Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company’s board of directors. As indicated in the Prospectus, the Directors of the Company and the shareholders of the Class A shares of the Fund have adopted a Rule 12b-1 Plan for the Fund’s Class A shares (the “Rule 12b-1 Plan”). There is no Rule 12b-1 Plan in effect for Class I shares. Reference is made to “Fund Management—Distributor” in the Prospectus for certain information with respect to the Rule 12b-1 Plan.

The Rule 12b-1 Plan does not provide for a distribution fee. The Rule 12b-1 Plan, however, provides that Class A shares of the Fund may pay the Distributor an account maintenance fee for payments to broker-dealers for providing continuing account maintenance. This account maintenance fee is up to 0.15% of the aggregate average daily net assets of Class A shares. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the net assets maintained in the Fund with respect to Class A shares. The fees received by the Distributor with respect to Class A shares of the Fund will not be used to subsidize the sale of shares of any other Class.

The Distributor currently has agreed to waive up to 0.15% of the fees it receives from the Class A shares of the Fund pursuant to the Fund’s Rule 12b-1 Plan. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders.

The following table sets forth the account maintenance fees the Distributor waived from the Fund’s Class A shares for the fiscal year ended December 31, 2017.

Fund	2017
Government Money Market Fund	$153,432

During the fiscal year ended December 31, 2017, the Distributor incurred the following expenses in connection with its distribution of the Fund’s Class A shares:

Payment Type	Amount
Compensation to sales personnel	$173,357
Compensation to broker-dealers	4,488
Advertising	6,886
Printing and mailing of prospectuses to other than current shareholders	—
Other Expenses	31,323
Total	216,054

Continuance of the Rule 12b-1 Plan is subject to annual approval by vote of the Directors, including a majority of the Disinterested Directors. The Rule 12b-1 Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of the Fund, without approval of the shareholders of the affected class of shares of the Fund. In addition, all material amendments to the Rule 12b-1 Plan must be approved by the Directors in the manner described above. The Rule 12b-1 Plan may be terminated at any time without payment of any penalty by vote of a majority of the Disinterested Directors or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of Class A. So long as the Rule 12b-1 Plan is in effect, the election and nomination of the Disinterested Directors of the Company shall be committed to the discretion of the Disinterested Directors. In the Board’s quarterly review of the Rule 12b-1 Plan, it will consider the continued appropriateness of, and the level of, compensation provided in the Rule 12b-1 Plan. In its consideration of the Rule 12b-1 Plan, the Board must consider all factors it deems relevant, including information as to the benefits to the Fund and the shareholders of the relevant class of the Fund.

Payments to Financial Institutions

As described in the Prospectus, the Distributor, SunAmerica, or their affiliates may make payments to dealers, brokers, financial advisers or other financial institutions (collectively, the “Financial Institutions”), other than the service fees that may be made by the Distributor to Financial Institutions pursuant to the Rule 12b-1 Plan. The additional payments may be made in the form of sales charge or service fee payments over and above the standard payment rate (made by the Distributor to broker-dealers in connection with distribution-related or account maintenance services under the Rule 12b-1 Plan), or in the form of other “revenue sharing” payments that may be paid to Financial Institutions, as described in the Prospectus. These additional payments are collectively referred to as “revenue sharing payments.”

The Distributor, SunAmerica and their affiliates make revenue sharing payments to Financial Institutions that generally range from 0.03% to 0.25% of Fund assets serviced and maintained by the Financial Institution and/or from 0.05% to 0.25% of gross or net sales of Fund shares attributable to the Financial Institution. Payments may also take the form of flat fees payable on a one-time or periodic basis, including, but not limited to, in connection with the initial set-up of the Fund on a Financial Institution’s platform, for inclusion on a Financial Institution’s preferred list of funds offered to its clients or for other marketing, sales support, educational or training programs.

The list below includes the names of the Financial Institutions that received revenue sharing payments in connection with distribution-related or other services provided to the Fund in the calendar year ended December 31, 2017. This list is subject to change and the Distributor, SunAmerica, or their affiliates may, from time to time revise or terminate existing arrangements with such entities, or may enter into new arrangements with Financial Institutions that are not presently listed below.

Advisor Group, Inc.

Ameriprise Financial

Charles Schwab & Co.

CUSO Financial Services, L.P.

LPL Financial

Merrill Lynch

Morgan Stanley Wealth Management

National Financial Services/Fidelity Services

Oppenheimer & Co.

Pershing, LLC

Raymond James & Associates

RBC Wealth Management

Robert W. Baird

Stifel, Nicolaus & Co, Inc.

TD Ameritrade Trust Company

UBS Financial Services

VALIC Financial Advisors

Vanguard Group

Wells Fargo Advisors

These payments may create a conflict of interest by influencing the Financial Institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Institution’s website for more information.

In addition to the Rule 12b-1 Plan and revenue sharing payments described above and in the Prospectus, the Fund, the Distributor, SunAmerica or their affiliates may also make payments to Financial Institutions in connection with administrative, sub-accounting and networking services (i.e., services to support the electronic transmission of shareholder orders through the National Securities Clearing Corporation). These fees are separate from the fees described above and from the fees paid by the Fund to AFS, as defined below, or to the Transfer Agent.

Servicing Agent

The Company has entered into a service agreement (“Service Agreement”), under the terms of which AIG Fund Services, Inc. (“AFS”), a wholly-owned subsidiary of AIG, acts as a servicing agent assisting DST Asset Manager Solutions, Inc. (“DST” or the “Transfer Agent”) in connection with certain services offered to the shareholders of the Fund. The Service Agreement continues in effect from year to year provided that such continuance is approved annually by vote of a majority of the Directors, including a majority of the Disinterested Directors. AFS is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.

Pursuant to the Service Agreement, AFS receives a fee from the Fund, computed and payable monthly, based upon an annual rate of 0.22% of average daily net assets of the Fund, subject to review and approval by the Directors. From this fee, AFS pays a fee to DST (other than out-of-pocket charges of the Transfer Agent which are paid by the Fund). The out-of-pocket charges of the Transfer Agent include charges for services relating to anti-money laundering procedures under the USA PATRIOT Act of 2001, as amended. For the fiscal years ending December 31, 2017, 2016 and 2015, the total amount paid by the Fund to AFS under the Service Agreement was $247,348, $1,318,360, and $1,593,748, respectively.

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Responsibility. The Trust has adopted policies and procedures for the voting of proxies relating to Fund securities (the “Policies”). The Policies were drafted according to recommendations by SunAmerica and an independent proxy voting agent. The Policies enable the Trust to vote proxies in a manner consistent with the best interests of the Fund and the Fund’s shareholders. A committee has been established (the “Proxy Voting Committee”) to administer the voting of all Fund proxies in accordance with the Policies. The Proxy Voting Committee will consist of a member of the Investment Management Department, at least one member of the Legal and Compliance Departments, and at least one person with respect to SunAmerica who oversees subadvisers (with respect to the Fund, the investment discretion over which is delegated to a subadviser) or their designees.

The Proxy Voting Committee has engaged the services of an independent voting agent to assist in issue analyses, vote recommendations for proxy proposals, and to assist the Fund with certain responsibilities including recordkeeping of proxy votes.

The Fund is generally a passive investor in holding portfolio securities, seeking to maximize shareholder value, but not necessarily to exercise control over the issuers of portfolio securities, or otherwise advance a particular social agenda. The Fund generally will abstain on “social issue proposals.”

In addition, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting. The Board has determined that the costs of voting proxies with respect to such shares of foreign companies generally outweigh any benefits that may be achieved by voting such proxies. The costs of voting such proxies include the potentially serious portfolio management consequences of reduced flexibility to sell the shares at the most advantageous time for the particular Fund. As a result, such proxies generally will not be voted in the absence of an unusual, significant vote of compelling economic importance.

Case-By-Case Voting Matters. The Proxy Voting Committee has established proxy voting guidelines (the “Guidelines”), which identify certain vote items to be determined on a case-by-case basis. In these circumstances, and in proposals not specifically addressed by the Policies, the Proxy Voting Committee generally will rely on the guidance or a recommendation from the independent proxy voting agent, but may rely on a subadviser of the Fund, or other sources. SunAmerica, or a subadviser of the Fund, may propose to deviate from the Guidelines or guidance or recommendations from the independent proxy voting agent. In these instances, the Proxy Voting Committee will recommend the vote that will maximize value for, and is in the best interests of, the Fund’s shareholders.

Examples of the Fund’s Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Fund’s voting positions on specific matters:

•	Vote on a case-by-case basis on proposals to increase authorized common stock;

•	Vote on a case-by-case basis on most mutual fund matter shareholder proposals to terminate the investment adviser;

•	Vote on a case-by-case basis regarding merger and acquisition matters;

•	Not vote proxies for index funds/portfolios and passively managed funds/portfolios;*

•	Not vote proxies for securities that are out on loan;**

•	Vote on a case-by-case basis on equity compensation plans.

Conflicts of Interest. Members of the Proxy Voting Committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Guidelines will in most instances adequately address any possible conflicts of interest, as votes generally are effected according to the guidance or recommendations of the independent proxy voting agent.

*	The boards of the funds have determined that the costs of voting proxies for index and passively managed funds will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the fund retains a particular security. That is, the fund will retain or sell a particular security based on objective, rather than subjective, criteria. For example, in the case of an index fund, the fund will make a determination to retain or sell a security based on whether the index retains or deletes the security.
**	The boards of the funds that have approved the lending of portfolio securities have determined that the costs of voting proxies with respect to securities that are out on loan generally outweigh any benefit that may be achieved by the voting of such proxies. The costs of voting such proxies include the opportunity cost of lost securities lending income when securities are recalled from a loan. However, under certain circumstances, including where SunAmerica and/or the Adviser to the Fund determines that a proxy vote is materially important to the Fund’s interest and where it is feasible to recall the security on a timely basis, SunAmerica will use its reasonable efforts to recall the security.

However, if a situation arises where a vote presents a conflict between the interests of the Fund’s shareholders and the interests of SunAmerica or one of its affiliates, and the conflict is known to the Proxy Voting Committee, the Committee will consult with one Disinterested Trustee, time permitting, before casting the vote to ensure that the Fund votes in the best interests of its shareholders. Any individual with a known conflict may be required by the Proxy Voting Committee to recuse himself or herself from being involved in the proxy voting decision.

Proxy Voting Records. The Proxy Voting Committee will be responsible for documenting its basis for (a) any determination to vote a particular proxy in a manner contrary to its generally stated Guidelines, (b) any determination to vote a particular proxy in a non-uniform manner, and (c) any other material determination made by the Proxy Voting Committee, as well as for ensuring the maintenance of records of each proxy vote, as required by applicable law. The independent proxy voting agent will maintain records of voting decisions for each vote cast on behalf of the Fund. The proxy voting record for the most recent twelve-month period ended June 30 is available on the SEC’s website at http://www.sec.gov, or can be obtained, without charge, upon request, by calling 800-858-8850.

Board Reporting. The Fund’s Chief Compliance Officer will provide a summary report at each quarterly meeting of the Board which describes any Proxy Voting Committee meeting(s) held during the prior quarter.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICIES AND PROCEDURES

The Board has adopted policies and procedures relating to disclosure of information about the portfolio holdings of the Fund (the “Portfolio Holdings Policies”). These policies and procedures govern when and by whom portfolio holdings information will be publicly disclosed or made available to nonaffiliated third parties. Unless the Fund’s portfolio holdings information has been publicly disclosed, it is the Company’s policy to prevent disclosure of such information, except as may be permitted by the Portfolio Holdings Policies.

The Fund’s complete portfolio holdings will be publicly available via SEC filings made by the Fund on a fiscal quarterly basis. The filings will be made on Form N-Q for the Fund’s first and third fiscal quarters (not later than 60 days after the close of the applicable quarter) and on Form N-CSR for the Fund’s second and fourth fiscal quarters (not later than 10 days after the transmission to shareholders of the Fund’s semi-annual report and annual report, respectively). In addition, as required by Rule 2a-7, the Fund intends to make complete portfolio holdings information as of the last business day of each month available on the Fund’s website at www.aig.com/funds no later than five (5) business days after month-end. This monthly portfolio holdings information required by Rule 2a-7 will be available on the Fund’s website for at least six months after posting.

Moreover, there may be instances from time to time when SunAmerica determines that it is important to immediately communicate certain information to the Fund’s shareholders, including communications that may contain information about the Fund’s portfolio holdings. In these instances, and where SunAmerica determines that the most efficient manner to disseminate such information to shareholders is to post the information on the Fund’s website, the information will be considered publicly disseminated pursuant to the Portfolio Holdings Policies. In order for information about portfolio holdings to be disseminated in this manner, SunAmerica’s general counsel must approve the dissemination of this information and such information must be posted prominently on the Fund’s website.

SunAmerica and/or the Fund may disclose any and all non-public portfolio holdings information prior to public dissemination to the Fund’s primary service providers (i.e., the Fund’s investment adviser, subadviser, distributor, custodian, transfer agent, servicing agent, fund accountant, administrator, independent public accountants, and legal counsel) and to other service providers (such as proxy voting services, pricing information vendors, broker-dealers who effect portfolio securities transactions, broker-dealers who provide pricing information, and providers of printing and/or regulatory filing services) who need access to such information to perform services on behalf of the Fund. Portfolio holdings information may be disclosed to any of the third parties described above to the extent and as frequently as necessary to allow such third party to perform its duties and responsibilities. These parties are generally subject to duties of confidentiality with respect to the portfolio holdings information they receive, imposed by either law, contract or by the nature of their duties.

SunAmerica and/or the Fund may selectively disclose the Fund’s non-public portfolio holdings, prior to public dissemination to third parties (other than those service providers described above), only if (1) the Fund has a legitimate purpose to do so, and (2) the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. Before any such disclosure is made, a written request must be submitted to and approved by SunAmerica’s legal department. SunAmerica’s legal department may approve the request if it is reasonably determined that the requested disclosure would serve a legitimate business purpose of the Fund. If the request is approved, the third party must execute a confidentiality agreement in a form deemed acceptable by SunAmerica’s legal department, unless such disclosure is otherwise required by applicable law, including requests by regulators, court order, or similar authority. Neither the Fund, SunAmerica, nor their affiliates, may receive compensation or other consideration in connection with an arrangement to make available information about the Fund’s portfolio holdings.

At each quarterly meeting of the Board, the Adviser shall present the Board with a report disclosing the addition of any organization or individual that has been approved to receive non-public portfolio holdings of the Fund and the purpose for such disclosure.

Each of the below listed third parties has been informed of its duty of confidentiality including its duty not to trade on the basis of non-public information and has been approved to receive information concerning the Fund’s holdings:

1.	PricewaterhouseCoopers LLP (“PwC”). PwC is provided with entire portfolio holdings information during periods in which it performs its audits or reviews of the Fund’s financial statements. PwC does not disclose to third parties information regarding the Fund’s holdings.

2.	Ernst & Young LLP (“E&Y”). E&Y is provided with portfolio holdings information in connection with tax services it provides to the Fund. E&Y does not disclose to third parties information regarding the Fund’s holdings.

3.	State Street. State Street, as custodian to the Fund, has daily access to the entire holdings of the Fund. State Street does not disclose or release information regarding the Fund’s holdings except as instructed by the Fund.

4.	Financial Printers. Fund Accounting provides various financial printers with portfolio holdings information within sixty (60) days after the Fund’s fiscal quarter. Financial printers assist the Fund with the filing of its annual and semi-annual shareholder reports and quarterly regulatory filings with the SEC and the printing of shareholder reports for distribution to participants. Financial printers do not disclose the information publicly other than to file the document on the SEC’s EDGAR database.

5.	Investment Company Institute (“ICI”). Fund Accounting provides the ICI with certain holdings information (top 10 holdings, sector weighting and asset categories) regarding the Fund on a quarterly basis, approximately fifteen (15) days after the quarter end. Fund Accounting also provides the ICI with complete portfolio holdings regarding the Fund on a monthly basis, approximately seven (7) days after the month end. The ICI uses this information for survey purposes and does not disclose the Fund’s holding information publicly.

6.	Manhattan Creative Partners (d/b/a “Diligent”). Marketing provides Diligent with portfolio holdings on a monthly basis approximately seven (7) days as of the month end. Diligent services the website of the retail funds advised by SunAmerica. Diligent also hosts the Board’s online meeting materials.

7.	Marketing Firms. SunAmerica’s marketing group provides portfolio holding information to various marketing firms, including PeachTree Enterprises, PrimeLook, Inc., Royal Impressions, Wilmedia and JDP Marketing Services. Depending on the Fund and the marketing firm, the Marketing Group provides information on a monthly, quarterly, or on an as needed basis, generally within seven (7) days of the period end. Generally, these marketing firms are responsible for the design and/or printing of sales literature on behalf of the Fund or assist in the preparation of the MD&A section and shareholder letters to the annual and semi-annual reports. They do not publicly disclose the Fund’s portfolio holdings information and are subject to confidentiality provisions in our agreements with them.

8.	Institutional Shareholder Services (“ISS”). ISS downloads both daily and weekly portfolio information (i.e., custodian identification number, security identification number, share position and description of the security) through State Street Insight System. This information is used for the purposes of voting proxies on behalf of the Fund, evaluating the Fund’s eligibility for participating in, and filing proofs of claim on behalf of, the Fund in securities class action lawsuits. ISS does not publicly disclose the information except as may be required when filing a proof of claim in connection with the Fund’s participation in a securities class action lawsuit. SunAmerica’s contract with ISS includes confidentiality disclosure.

Certain other information concerning the Fund’s portfolio described below may also be disclosed prior to the public dissemination of the Fund’s portfolio holdings, provided that: (i) the information has been made available to all shareholders of the Fund (e.g., the information has been mailed to shareholders) and/or (ii) the information has been posted on the Fund’s website, including where there is a prominent link on the website to such information (e.g., links to fund fact sheets, brochures or other marketing pieces that may contain identifiable holdings information).

1. Asset Class Information. Asset class information (e.g., equity, fixed income, currency or commodities) and the total percentage of the Fund held in each asset class;

2. Sector or Geographic Information. Sector information (e.g., technology, financials, industrials) or geographic information (e.g., non-U.S., U.S., or country-specific allocations) and the total percentage of the Fund held in each sector or geographic region/country;

3. Impact of Fund Allocation Information. Impact of asset class, sector or geographic information, including contributors/detractors to the Fund’s performance; provided, however, that when actual portfolio holdings are named, disclosure of these holdings must be consistent with sections 1 or 2 above; and

4. General Portfolio Characteristics. General portfolio characteristics of the Fund, including, but not limited to, the total number of stocks held by the Fund, average market capitalization and return on equity.

Other data regarding the Fund’s portfolio may also be distributed prior to public dissemination of the Fund’s portfolio holdings, provided that (a) such data does not identify any specific portfolio holding and (b) the Fund’s specific portfolio holdings cannot be derived from such data. Examples of permitted data include, but are not limited to, total net assets, number of holdings, market capitalization, p/e ratio, r2 and beta.

PORTFOLIO TRANSACTIONS AND BROKERAGE

As discussed in the Prospectus, the Adviser is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers.

In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Adviser’s primary consideration in effecting a security transaction is to obtain best execution, which involves a number of factors that may not be quantifiable. Best price, giving effect to commissions and other transactions, is an important factor, but the selection also involves the quality of brokerage and research services. Accordingly, the Adviser may select broker-dealers that provide it with research services, including analyses and reports concerning issues, industries, securities, economic factors and trends, and may cause the Fund to pay commissions to broker-dealers which exceed those other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Certain research services furnished by broker-dealers may be useful to the Adviser with clients other than the Company, and not all of these services may be used by the Adviser in connection with the Company. No specific value can be determined for research services furnished without cost to the Adviser by a broker. The Adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser’s research and analysis. Therefore, it may tend to benefit the Fund by improving the quality of the Adviser’s investment advice. The investment advisory fees paid by the Fund are not reduced because the Adviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information.

Although the objectives of other accounts or investment companies that the Adviser manages may differ from those of the Fund, it is possible that, at times, identical securities will be acceptable for purchase by the Fund and one or more other accounts or investment companies that the Adviser manages. However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of the Fund and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser. The Adviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security, which it seeks to purchase or sell, or the price at which such security can be purchased or sold.

The securities in which the Fund invests are traded primarily in the over-the-counter markets and therefore, as discussed above, the Fund does not generally incur brokerage commissions in connection with the purchase and sale of portfolio securities. For the fiscal years ended December 31, 2017, 2016, and 2015, no brokerage commissions were paid by the Fund.

As of December 31, 2017, the Fund did not hold securities of its regular brokers or dealers, as defined under Rule 10b-1 of the 1940 Act.

ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES

Information regarding the purchase of shares is located in the “Shareholder Account Information” section of the Fund’s Prospectus and is hereby incorporated by reference.

Class A shares of the Fund are sold at net asset value (“NAV”) next determined after receipt of a purchase order, without a front-end sales charge. Reference is made to “Shareholder Account Information” in the Prospectus for certain information as to the purchase of Fund shares.

The following table sets forth the contingent deferred sales charges with respect to Class A shares of the Fund received by the Distributor for the fiscal years ended December 31, 2017, 2016, and 2015. The Fund’s Class A contingent deferred sales charges are the result of purchases in excess of $1,000,000 into Class A of another fund in the AIG Funds and a subsequent exchange into the Fund, which was then redeemed within two years after the original purchase of such shares.

Fiscal Year Ended	Contingent Deferred Sales Charge Class A Shares
12/31/2017	$237
12/31/2016	$201
12/31/2015	$3,257

Purchases through the Distributor

An investor may purchase shares of the Fund through dealers which have entered into dealer agreements with the Distributor. An investor’s dealer who has entered into a distribution arrangement with the Distributor is expected to forward purchase orders and payment promptly to the Fund. Orders received by the Distributor before the close of business will be executed at the offering price determined at the close of regular trading on the New York Stock Exchange (“NYSE”) that day. Orders received by the Distributor after the close of business will be executed at the offering price determined at the close of the NYSE on the next trading day. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment. The Fund will not be responsible for delays caused by dealers.

Purchase by Check

Checks should be made payable to the Fund or payable to AIG Funds. In the case of a new account, purchase orders by check must be submitted directly by mail to AIG Fund Services, Inc., c/o DST, P.O. Box 219186, Kansas City, Missouri 64121-9186, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to AIG Fund Services, Inc., c/o DST, P.O. Box 219186, Kansas City, Missouri 64121-9186. The shareholder’s account number should appear on the check. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of the Fund at the NAV next computed after the check is received. There are restrictions on the redemption of shares purchased by check for which funds are being collected. (See “Shareholder Account Information” in the Prospectus.)

A personal check from an investor should be drawn from the investor’s bank account. In general, starter checks, cash equivalents, stale-dated or post-dated checks will not be accepted.

Purchase by Federal Funds Wire

An investor may make purchases by having his or her bank wire federal funds to the Company’s Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Company and the Transfer Agent are open for business. Orders for purchase of shares received by wire transfer in the form of Federal funds will be effected at the next-determined NAV if received at or prior to the Fund’s close of business, plus any applicable sales charge. In order to insure prompt receipt of a Federal funds wire, it is important that these steps be followed:

1.	You must have an existing AIG Fund Account before wiring funds. To establish an account, complete the New Account Application and send it via facsimile to AFS at: (816) 218-0519.

2.	Call AFS Shareholder Services, toll free at (800) 858-8850, to obtain your new account number.

3.	Instruct the bank to wire the specified amount to the Transfer Agent: DST Asset Manager Solutions, Inc., Boston, MA, ABA# 0110-00028; DDA# 99029712, SunAmerica [name of fund, class] (include shareholder name and account number).

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

Reference is made to “Shareholder Account Information” in the Prospectus for certain information as to the redemption of Fund shares.

If the Directors determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Company, having filed with the SEC a notification of election pursuant to Rule l8f-1 under the 1940 Act on behalf of the Fund, may pay the redemption price in whole, or in part, by a distribution in kind of securities from the Fund in lieu of cash. In conformity with applicable rules of the SEC, the Fund is committed to pay in cash all requests for redemption of Fund shares, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the NAV of the Fund at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described below in the section entitled “Determination of Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange their shares for the same class of shares of any other AIG Fund that offers such class at the respective NAV per share. Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are subject to applicable minimum initial or subsequent investment requirements. Notwithstanding the foregoing, shareholders may elect to make periodic exchanges on a monthly, quarterly, semi-annual and annual basis through the Systematic Exchange Program. Through this program, the minimum exchange amount is $25 and there is no fee for exchanges made. All exchanges can be effected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides. An exchange of shares generally will constitute a taxable transaction, except for IRAs, Keogh Plans and other qualified or tax-exempt accounts. The exchange privilege may be terminated or modified upon 60 days’ written notice. Further information about the exchange privilege may be obtained by calling Shareholder Services at (800) 858-8850.

If a shareholder acquires Class A shares through an exchange from another AIG Fund where the original purchase of such fund’s Class A shares was not subject to an initial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the CDSC, if any, as described in the Prospectus, applicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be “tacked” with the holding period of the shares acquired in the exchange for purposes of determining whether the CDSC is applicable upon a redemption of any of such shares.

DETERMINATION OF NET ASSET VALUE

Shares of each class of the Fund are valued at least daily as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time). The Fund calculates the NAV of each class of its shares separately by dividing the total value of each class’s net assets by the shares outstanding of such class.

On any day when the NYSE, the Federal Reserve Board of New York or the bond markets (as recommended by the Securities Industry and Financial Markets Association) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, the Fund reserves the right to close early and calculate its NAV as of the time of such early close. The Fund is informed that, as of the date of the Prospectus, the NYSE observes the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Fund’s

NAV per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based NAV per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “Shadow Pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In particular, the application of certain provisions enacted as part of legislation known as the Tax Cuts and Jobs Act (the “Tax Act”), which was signed into law on December 22, 2017, is uncertain, and legislative, regulatory or administrative changes could be enacted or promulgated at any time, either prospectively or with retroactive effect, to implement or clarify the Tax Act.

Dividends and Distributions

The Fund intends to distribute to the registered holders of its shares all or substantially all of its net investment income, which includes dividends, interest and net short-term capital gains, if any, in excess of any net long-term capital losses. The Fund intends to distribute any net long-term capital gains in excess of any net short-term capital losses. Dividends from net investment income are normally declared daily and paid monthly. Dividends are paid on or about the last business day of each month. Net capital gains, if any, will be distributed annually. Additional distributions, if needed, may be made. In determining amounts of capital gains to be distributed, any capital loss carryforwards from prior years will be offset against capital gains. At December 31, 2017 the Fund did not generate any capital loss carry forwards. Capital loss carry forwards generated during taxable years beginning after 2010 will not be subject to expiration.

Dividends and distributions are paid in additional Fund shares based on the NAV at the close of business on the record date, unless the dividends total in excess of $10 per distribution period and the shareholder notifies the Fund in writing at least five business days prior to the payment date to receive such distributions in cash.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record, no interest will accrue on amounts represented by uncashed dividend or distribution checks.

Taxes

The Fund has elected to be and intends to remain qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for each taxable year. As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to U.S. federal income tax on the part of its net ordinary income and realized net capital gains that it distributes to shareholders. The Fund intends to distribute substantially all of such income.

In order to remain qualified as a RIC, the Fund generally must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains, and other traditionally permitted RIC income); and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items, U.S. government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount no greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), any two or more issuers of which the Fund owns 20% or more of the voting stock and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

The Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of certain assets.

Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. The Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a RIC, the Fund will not be subject to U.S. federal income tax on its ordinary income and net capital gains which it distributes as dividends or capital gains distributions to shareholders provided that it distributes to shareholders an amount at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest income, for the taxable year. The Fund intends to distribute sufficient income to meet this qualification requirement. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gain net income for the one-year period ending on October 31 of the calendar year, and (3) all ordinary income and net capital gains for the preceding year that were not distributed during such year. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement. Generally, a distribution will be subject to tax in the year it is received. A distribution will be treated as paid during the calendar year if it is actually paid during the calendar year or if declared by the distributing Fund in October, November or December of such year, payable to shareholders of record on a date in such month but actually paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of December 31, of the calendar year in which such dividend is declared rather than the date on which the distributions are received.

If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement and does not timely cure the failure, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, will be taxable to shareholders as dividend income. However, such dividends will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, if the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

Any net capital gains (i.e., the excess of net capital gains from the sale of assets held for more than one year over net short-term capital losses) distributed to shareholders that the Fund reports as capital gains dividends will be taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned shares. The capital gains rate is 15% or 20% for individuals, depending on whether their incomes exceed certain thresholds. The maximum capital gains rate for corporate shareholders currently is a flat rate of 21%. If the Fund retains for investment an amount equal to all or a portion of its net capital gains (as defined above), it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who: (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount; (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any; and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the applicable Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”). All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits are generally subject to tax as ordinary income.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Dividends attributable to interest on U.S. government securities may be exempt from state and local income tax, but restrictions may apply. Certain types of securities, such as interests in U.S. government-sponsored mortgage-backed securities, usually are not considered U.S. government securities for this purpose. Distributions attributable to realized gains on U.S. government securities generally do not qualify for such exemption from state and local income tax.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his or her shares of the Fund, and as a capital gain thereafter (if the shareholder holds his or her shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distributions may nevertheless be taxable to them.

A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Upon a sale or exchange of its shares, a shareholder may recognize a taxable gain or loss in an amount equal to the difference between the proceeds of the sale or exchange and the shareholder’s adjusted tax basis in the shares. Such loss will be treated as capital loss if the shares are capital assets in the shareholder’s hands. Because the Fund intends to maintain a share price of $1.00 at all times, it is not expected that a shareholder will recognize gain on the sale or exchange of Fund shares. However, a shareholder may recognize a loss on the sale of shares of the Fund as a result of applicable sales charges. Any such capital loss will be long-term capital gain or loss if the shares have been held for more than one year. Except as discussed below, the amount of any CDSC will reduce the amount realized on the sale or exchange of shares for purposes of determining gain or loss. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares, or will be disallowed to the extent of any tax-exempt interest dividends received on such shares. Generally, any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of.

Under certain circumstances the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the loss on the disposition of those shares. This rule applies if shares of the Fund are exchanged within 90 days after the date they were purchased and the new shares are acquired by January 31 of the calendar year following the year of disposition without a sales charge or at a reduced sales charge. In that case, the loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.

The Fund may invest in debt securities issued at a discount, which may result in income to the Fund equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held, even though the Fund receives no actual interest payments thereon. Original issue discount is treated as income earned by the Fund and, therefore, is subject to distribution requirements of the Code applicable to RICs. Since the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements.

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund’s assets to be invested in various countries is not known. It is not anticipated that the Fund will qualify to pass through to shareholders the ability to claim as a foreign tax credit or deduction their respective shares of foreign taxes paid by the Fund.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on sales or other dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary gain or loss. These gains, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.

The Fund may be required to backup withhold U.S. federal income tax at a rate of 24% on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be allowed as a refund or a credit against a shareholder’s U.S. federal income tax liability, if any, provided that the required information is timely furnished to the IRS.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Dividends paid by the Fund to non-U.S. shareholders are generally subject to U.S. federal withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains.

In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least 10% shareholder, reduced by expense that are allocable to such income) or upon the sale or other disposition of shares of the Fund.

Separately, a 30% withholding tax is currently imposed on dividends, interest and other income items paid, and will be imposed on proceeds from the sale of property producing U.S.-source dividends or interest paid after December 31, 2018, to (i) foreign financial institutions including non-U.S. investment funds unless they collect and disclose information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the

IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS.

In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s capital loss carryforwards and favorable tax attributes, if any, may be subject to limitation.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes. In addition, foreign investors should consult with their own tax advisers regarding the particular tax consequences, including foreign tax consequences, to them of an investment in the Fund. Qualification as a RIC under the Code for tax purposes does not entail government supervision of management or investment policies.

RETIREMENT PLANS

Shares of the Fund may be purchased by various types of qualified retirement plans. The summary below is only a brief description of these plans and does not purport to be complete. Further information or an application to invest in shares of the Fund through purchase by any of the retirement plans described below may be obtained by calling Retirement Plans at (800) 858-8850 ext. 6074. However, it is recommended that anyone considering an acquisition of shares by a retirement plan consult a tax adviser before the acquisition is made.

Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers and certain employee associations to establish qualified pension and profit sharing plans for employees, including those who are self-employed individuals or partners. Each qualified pension or profit sharing plan provides tax advantages for employers and participants. Contributions made by the employers are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

Tax-Sheltered Custodial Accounts

Section 403(b)(7) of the Code permits public school employees, and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to establish accounts through which shares of the Fund may be purchased. Subject to certain limitations, contributions by or on behalf of these employees to such accounts, and the earnings thereon, are excluded from their gross income for tax purposes until withdrawn.

Traditional Individual Retirement Accounts (“IRAs”)

Section 408 of the Code permits eligible individuals to contribute to an individual retirement account or annuity (a “Traditional IRA”), including an account under a Simplified Employee Pension Plan, commonly referred to as a SEP-IRA. Traditional IRAs are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals to make contributions, the amount (if any) entitled to be contributed on a deductible basis, and the time by which distributions must commence. In addition, certain distributions from some other types of retirement plans may be deposited on a tax-deferred basis in a Traditional IRA. Earnings on the funds in a Traditional IRA are not taxable until withdrawn.

Salary Reduction Simplified Employee Pension (“SARSEP”)

A SARSEP offers a unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee’s paycheck on a before-tax basis, and are deposited into an IRA by the employer. These contributions are not included in the employee’s income and therefore are not reported or deducted on his or her tax return. Contributions and the earnings thereon are taxable when withdrawn. A SARSEP may not be established after 1996. A SARSEP established before 1997 may continue.

Savings Incentive Match Plan for Employees (“SIMPLE IRA”)

This plan was introduced by a provision of the Small Business Job Protection Act of 1996 to provide small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee’s paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions for the employee. Contributions are tax-deductible for the employer and participants do not pay taxes on contributions, or the earnings thereon, until they are withdrawn.

Roth IRA

Roth IRAs were introduced by the Taxpayer Relief Act of 1997. Generally under Section 408A of the Code, in 2018, unmarried individuals with adjusted gross income of up to $120,000, and married couples who file a joint return and have joint adjusted gross income of up to $189,000, may contribute up to the maximum permitted amount to a Roth IRA. The maximum allowed contribution phases out above such amounts. Contributions are not tax-deductible, but distribution of assets (contributions and earnings) held in the account for at least five years may be distributed tax-free under certain qualifying conditions.

Coverdell Education Savings Accounts

Coverdell Education Savings Accounts were introduced by the Taxpayer Relief Act of 1997. Generally, under Section 530 of the Code, in 2018, unmarried individuals with adjusted gross income of up to $95,001, and married couples who file a joint return and have joint adjusted gross income of up to $190,000, may contribute up to $2,000 each year to a Coverdell Education Savings Account on behalf of a child under the age of 18. The $2,000 annual limit is phased out for unmarried individuals with adjusted gross income between $95,001 and $110,000, and for married couples who file a joint return and have joint adjusted gross income between $190,001 and $220,000. Contributions are not tax-deductible, but distributions are tax-free if used for qualified educational expenses.

DESCRIPTION OF SHARES

Ownership of the Company is represented by transferable shares of common stock, having a par value of $.001 per share. The Articles of Incorporation, as amended to date (the “Articles of Incorporation”), authorize the Company to issue 10 billion (10,000,000,000) shares of common stock, of which five billion (5,000,000,000) shares have been divided and classified as the Fund.

Currently, one series of shares of the Company, the Fund, has been authorized pursuant to the Articles of Incorporation. The Fund is divided into two classes of shares, designated Class A and Class I, consisting of three billion (3,000,000,000) Class A shares, and five hundred million (500,000,000) Class I shares.

The Directors may authorize the creation of additional series of shares so as to be able to offer to investors additional investment portfolios within the Company that would operate independently from the Company’s present portfolios, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each series of the Company’s shares will represent the interests of the shareholders of that series in a particular portfolio of the Company’s assets. In addition, the Directors may authorize the creation of additional classes of shares in the future.

Shareholders are entitled to a full vote for each full share held. The Directors have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Directors, and appoint their own successors, provided that at all times at least a majority of the Directors have been elected by shareholders. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors. Although the Company need not hold annual meetings of shareholders, the Directors may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act, Maryland law, the Articles of Incorporation or the By-Laws of the Company (the “By-Laws”). Also, a shareholders’ meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Company. In addition, the Directors may be removed only for cause by the action of the holders of record of at least a majority of all outstanding shares entitled to vote for the election of Directors. All series of shares will vote with respect to certain matters, such as election of Directors. When all series of shares, to the extent that more than one series is authorized, are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a series’ policies, only shareholders of the series affected by the matter may be entitled to vote.

All classes of shares of the Fund are identical in all respects, except that: (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class A shares are subject to an ongoing account maintenance fee; (iii) each class has voting rights on matters that pertain to the Rule l2b-1 plan adopted with respect to such class; (iv) Class I shares are not subject to any sales charges or distribution fees and are offered exclusively to participants in certain employee retirement plans, through certain “wrap accounts”, through certain trust institutions and bank trust departments and to certain charitable organizations; and (v) each class of shares will be exchangeable only into the same class of shares of any of the other AIG Fund. All shares of the Fund issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Company. In addition, shares have no conversion rights, except as described above.

The By-Laws provide that the Company shall indemnify any person who was or is a Director, officer or employee of the Company to the maximum extent permitted by Maryland law and the 1940 Act upon a determination, made in accordance with the terms of the By-Laws, that indemnification is proper in the circumstances. In addition, the By-Laws provide that the Company may maintain insurance on behalf of any person who is or was a Director or officer, employee or agent of the Company or who is or was serving at the request of the Company as Director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted or incurred in connection with serving in such capacity. However, no Director or officer of the Company will be protected by indemnification, insurance or otherwise from any liability to the Company or its shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his or her office.

ADDITIONAL INFORMATION

Computation of Offering Price per Share

The following is the offering price calculation for each Class of shares of the Fund, based on the value of the Fund’s net assets and number of shares outstanding as of December 31, 2017.

	Class A	Class I
Net Assets	$105,421,759	$11,610,371
Number of Shares Outstanding	105,293,197	11,586,713
Net Asset Value Per Share (net assets divided by number of shares)	$1.00	$1.00
Offering Price	$1.00	$1.00

Reports to Shareholders

The Company sends audited annual and unaudited semi-annual reports to shareholders of the Fund. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with the Fund to confirm transactions in the account.

Custodian

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, serves as Custodian for the Fund and in that capacity maintains certain financial and accounting books and records pursuant to agreements with the Company.

Transfer Agent

DST Asset Manager Solutions, Inc., P.O. Box 219186, Kansas City, MO 64121-9186, serves as Transfer Agent for the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002-5678, has been selected to serve as the Fund’s independent registered public accounting firm and in that capacity examines the annual financial statements of the Company.

Legal Counsel

The firm of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as legal counsel to the Company.

FINANCIAL STATEMENTS

The Company’s audited financial statements are incorporated in this SAI by reference to its December 31, 2017 annual report to shareholders. You may request a copy of the annual and semi-annual reports of the Company at no charge by calling (800) 858-8850 or writing the Company at AIG Fund Services, Inc., Mutual Fund Operations, Harborside 5, 185 Hudson Street, Jersey City, NJ 07311 or by visiting our website at http://aigfunds.onlineprospectus.net/AIGFunds/FundDocuments/index.html.

APPENDIX

Description of Bond Ratings

A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Description of Moody’s Long-Term Obligation Ratings

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Short-Term Obligation Ratings

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s US Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Standard & Poor’s, a Division of McGraw-Hill Financial (“Standard & Poor’s”), Issue Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings. Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation, and the promise we impute;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Long-Term Issue Credit Ratings*

AAA

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D

An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR

This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

* The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments;

however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Description of Standard & Poor’s Municipal Short-Term Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Standard & Poor’s municipal short-term note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

A designation of Not Rated or NR is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales

Fitch long-term obligations rating scales are as follows:

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch short-term ratings are as follows:

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

GMMSAI - 4/18

PART C: OTHER INFORMATION

Item 28: Exhibits.

(a)(i)	Articles of Incorporation. Incorporated herein by reference to Exhibit 1(A) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

(ii)	Articles of Amendment. Incorporated herein by reference to Exhibit 1(B) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

(iii)	Articles Supplementary dated September 23, 1993. Incorporated herein by reference to Exhibit (a)(iii) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement in Form N-1A (File No. 2-85370) filed on April 27, 2007.

(iv)	Articles Supplementary dated September 27, 2001. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-67856) filed on October 3, 2001.

(v)	Articles of Amendment dated February 18, 2004. Incorporated herein by reference to Exhibit (a)(v) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement in Form N-1A (File No. 2-85370) filed on April 27, 2007.

(vi)	Articles Supplementary dated February 22, 2006. Incorporated herein by reference to Exhibit (a)(vi) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement in Form N-1A (File No. 2-85370) filed on April 27, 2007.

(vii)	Articles of Amendment dated April 28, 2016. Incorporated herein by reference to Exhibit (a)(vii) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement in Form N-1A (File No. 2-85370) filed on April 28, 2016.

(b)(i)	Amended and Restated By-Laws. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 29, 2008.

(ii)	Amendment No. 1 to the By-Laws. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on February 24, 2010.

(c)	Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (a) and (b) above.

(d)(i)	Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp. (“SunAmerica”). Incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 28 of Form N-1A (File No. 2-85370) filed on November 16, 2001.

(e)(i)	Distribution Agreement. Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. Incorporated herein by reference to Exhibit (e)(i) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

(ii)	Form of Selling Agreement. Incorporated herein by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 55 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 27, 2012.

(f)(i)	SunAmerica Disinterested Directors’/Trustees’ Retirement Plan, as amended. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(ii)	Amendment to SunAmerica Disinterested Directors’/Trustees’ Retirement Plan. Incorporated herein by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 33-8021) of SunAmerica Equity Funds filed on January 27, 2009.

(g)	Master Custodian Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 30, 2006.

(h)(i)	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 27, 1995.

(ii)	Amendment to Transfer Agency and Service Agreement. Incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 45 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(iii)	Amendment to and Assignment of Transfer Agency and Service Agreement dated July 17, 2017. Filed herewith.

(iv)	Service Agreement between Registrant and SunAmerica Fund Services, Inc. Incorporated herein by reference to Exhibit (h) (ii) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

(v)	Amended and Restated Expense Limitation Agreement dated March 1, 2016, as amended, by and among Registrant, SunAmerica Specialty Series, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Series, Inc., SunAmerica Senior Floating Rate Fund, Inc., and SunAmerica. Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 28, 2017.

(vi)	Form of Indemnification Agreement between the Registrant and each of the Independent Directors. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registration Statement on N-1A (File No. 33-6502) of SunAmerica Income Funds filed on July 29, 2009.

(vii)	Legal Opinion and Consent of Venable LLP, Maryland counsel to Registrant. Incorporated herewith by reference to Exhibit (i)(i) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed in April 27, 2007.

(j)(i)	Consent of Independent Registered Public Accounting Firm. Filed herewith.

(ii)	Consent of Willkie Farr & Gallagher LLP. Filed herewith.

(k)	Not applicable

(l)	Not applicable

(m)(i)	Distribution Plan pursuant to Rule 12b-1 (Class A Shares). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 29, 2008.

(ii)	Distribution Plan pursuant to Rule 12b-1 Plan (Class B Shares). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 29, 2008.

(iii)	Distribution Plan pursuant to Rule 12b-1 (Class C Shares). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 29, 2008.

(n)	Amended and Restated 18f-3 Plan. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on February 24, 2010.

(o)	Reserved.

(p)(i)	Code of Ethics of Registrant, SunAmerica and SunAmerica Capital Services, Inc. Incorporated herein by reference to Post-Effective Amendment No. 67 to Registration Statement on Form N-1A of SunAmerica Series, Inc. (File No. 333-11283) filed on February 28, 2012.

(q)	Powers of Attorney. Filed herewith.

Item 29. Persons Controlled by or under Common Control with Registrant.

The following open-end and closed-end management investment companies may be considered to be under common control with the Registrant:

SunAmerica Specialty Series

Anchor Series Trust

SunAmerica Equity Funds

SunAmerica Income Funds

SunAmerica Senior Floating Rate Fund, Inc.

Seasons Series Trust

SunAmerica Series, Inc.

SunAmerica Series Trust

SunAmerica Goldman Sachs Diversified Yield Fund, Inc.

Item 30. Indemnification.

Article VII of the Registrant’s Amended and Restated By-Laws provides as follows:

INDEMNIFICATION

To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the charter of the Corporation and these Bylaws shall vest immediately upon election of a director or officer. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the Investment Company Act of 1940, as amended. The indemnification and payment or reimbursement of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Item 31. Business and Other Connections of the Investment Adviser.

The description of SunAmerica, the Registrant’s investment adviser, under the heading “Fund Management” in the Prospectus and “Adviser, Subadviser, Personal Securities Trading, Distributor and Shareholder Servicing Agent” in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, are incorporated herein by reference.

The following chart provides the name of each director, officer or partner of SunAmerica and describes any other business, profession, vocation or employment of a substantial nature that each such person has been engaged during the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name	Adviser	Position with Adviser	Other Positions Held by Directors, Officers or Partners of the Adviser
Peter A. Harbeck	SunAmerica	Director, President and Chief Executive Officer	Director, AIG Capital Services, Inc. (“ACS”)*; Director, AIG Fund Services, Inc. (“AFS”)*
Evelyn M. Curran	SunAmerica	Director	Director, AFS; Chief Administrative Officer, AIG Life Holdings, Inc.

John T. Genoy	SunAmerica	Director, Senior Vice President, Chief Financial Officer, Chief Operating Officer	Vice President, ACS; Vice President, Chief Financial Officer & Controller, AFS

Gregory N. Bressler	SunAmerica	Senior Vice President, General Counsel, Assistant Secretary	None

Timothy Campion	SunAmerica	Senior Vice President	None

Stephen Maginn	SunAmerica	Senior Vice President	Director, ACS

George Mitrica	SunAmerica	Senior Vice President	None

Kara Murphy	SunAmerica	Senior Vice President, Chief Investment Officer	None

James Nichols	SunAmerica	Senior Vice President	Director, President, Chief Executive Officer, ACS

Christine A. Nixon	SunAmerica	Senior Vice President	Senior Vice President, General Counsel & Secretary, SAFG Retirement Services, Inc.*; Senior Vice President & Secretary, American General Life Insurance Company*; Senior Vice President, General Counsel & Secretary, The United States Life Insurance Company in the City of New York*

John Packs	SunAmerica	Senior Vice President	None

Timothy P. Pettee	SunAmerica	Senior Vice President	None

Andrew Sheridan	SunAmerica	Senior Vice President	None

Michael E. Treske	SunAmerica	Senior Vice President	Chief Distribution Officer, ACS

Jane Bayar Algieri	SunAmerica	Vice President	None

Thomas Bennett	SunAmerica	Vice President	President, AFS
Justin Caulfield	SunAmerica	Vice President, Treasurer	Treasurer & Vice President, AFS, American General Life Insurance Company, SAFG Retirement Services, Inc., SunAmerica Retirement Markets, Inc. The United States Life Insurance Company in the City of New York, The Variable Annuity Life Insurance Company & VALIC Retirement Services Company

Thomas Clayton Spires	SunAmerica	Vice President, Tax Officer	Vice President & Tax Officer, SAFG Retirement Services, Inc., SunAmerica Retirement Markets, Inc., ACS, The Variable Annuity Life Insurance Company, American General Life Insurance Company & The United States Life Insurance Company in the City of New York

Julie Cowart	SunAmerica	Vice President	None

Frank Curran	SunAmerica	Vice President, Controller	Vice President, Controller, Financial Operations Principal, Chief Financial Officer & Treasurer, ACS

Kathleen D. Fuentes	SunAmerica	Vice President	None

Matthew J. Hackethal	SunAmerica	Vice President, Chief Compliance Officer	None

John Halpin	SunAmerica	Vice President	None

James Joyce	SunAmerica	Vice President	None

Gregory R. Kingston	SunAmerica	Vice President	None

Steve Kluever	SunAmerica	Vice President	Vice President, SunAmerica Retirement Markets, Inc.

Douglas A. Loeffler	SunAmerica	Vice President	None

Iris Mojica	SunAmerica	Vice President	None

James Monaghan	SunAmerica	Vice President	None

Julie A. Cotton Hearne	SunAmerica	Vice President, Secretary	Assistant Secretary, SAFG Retirement Services, Inc. & ACS; Secretary, SunAmerica Retirement Markets, Inc.; Secretary & Vice President, American General Life Insurance Company, The Variable Annuity Life Insurance Company & The United States Life Insurance Company in the City of New York

Christopher Tafone	SunAmerica	Vice President	None
Rosemary Foster	SunAmerica	Assistant Secretary	Assistant Secretary, ACS, AFS, American General Life Insurance Company, SAFG Retirement Services, Inc., The United States Life Insurance Company in the City of New York, The Variable Annuity Life Insurance Company, VALIC Financial Advisors, Inc. & VALIC Retirement Services Company

Virginia N. Puzon	SunAmerica	Assistant Secretary	Director, Corporate Legal Affairs and Assistant Secretary, SAFG Retirement Services, Inc., American General Life Insurance Company & The United States Life Insurance Company in the City of New York

*	Principal Business Addresses:

American International Group, Inc. 175 Water Street, New York, NY 10038

SAFG Retirement Services, Inc., 21650 Oxnard Street, Woodland Hills, CA 91367

AIG Life Holdings, Inc., 2929 Allen Parkway, Houston, TX 77019

American General Life Insurance Company, 2727-A Allen Parkway, Houston, TX 77019

The United States Life Insurance Company in the City of New York, One World Financial Center, 200 Liberty Street, New York, NY 10281

The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, TX 77019

SunAmerica Retirement Markets, Inc. 21650 Oxnard Street, Woodland Hills, CA 91367

AIG Capital Services, Inc., Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

AIG Fund Services, Inc., Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

Reference is also made to the caption “Fund Management” in the Prospectus constituting Part A of the Registration Statement and “Adviser, Personal Securities Trading, Distributor and Shareholder Servicing Agent” and “Directors and Officers” in the Statement of Additional Information constituting Part B of the Registration Statement.

Item 32. Principal Underwriters.

(a)	The principal underwriter of the Registrant also acts as principal underwriter for:

SunAmerica Equity Funds

SunAmerica Income Funds

SunAmerica Senior Floating Rate Fund, Inc.

SunAmerica Series, Inc.

SunAmerica Series Trust

SunAmerica Specialty Series

(b) The following persons are the officers and directors of AIG Capital Services, Inc., the principal underwriter of Registrant’s shares, and the principal business address for each of these directors and officers is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311:

Name and Principal Business Address	Position with Underwriter	Position with the Registrant
Peter A. Harbeck	Director	Director

James Nichols	Director, President and Chief Executive Officer	Vice President

Michael Fortey	Chief Compliance Officer	None

Frank Curran	Vice President, Controller, Financial Operations Principal Chief Financial Officer and Treasurer	None

Stephen Maginn 21650 Oxnard St. Woodland Hills, CA 91367	Director and Senior Vice President	None

John T. Genoy	Vice President	President

Michael E. Treske 21650 Oxnard St. Woodland Hills, CA 91367	Chief Distribution Officer, Mutual Funds & Variable Annuities	None

Thomas Clayton Spires 2727A Allen Parkway Houston, TX 77019	Vice President and Tax Officer	None

Mallary L. Reznik 21650 Oxnard St. Woodland Hills, CA 91367	Vice President	None

Christine A. Nixon 21650 Oxnard St. Woodland Hills, CA 91367	Secretary	None

Rosemary Foster 2919 Allen Parkway Houston, TX 77019	Assistant Secretary	None

Virginia N. Puzon 21650 Oxnard St. Woodland Hills, CA 91367	Assistant Secretary	None

Item 33. Location of Accounts and Records.

SunAmerica, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311 and 2919 Allen Parkway, Houston, TX 77019, or an affiliate thereof, maintains physical possession of such accounts, books or other documents of Registrant required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder, except for those maintained by Registrant’s custodian, State Street Bank & Trust Company, One Lincoln Street, Boston, Massachusetts 02111, and its Transfer Agent, DST Asset Manager Solutions, Inc., P.O. Box 219186, Kansas City, MO 64121-9186.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 55 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 30th day of April, 2018.

SUNAMERICA MONEY MARKET FUNDS, INC.

By:	/s/ John T. Genoy
John T. Genoy
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
/s/ John T. Genoy John T. Genoy	President (Principal Executive Officer)	April 30, 2018

/s/ Gregory R. Kingston Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	April 30, 2018

* Richard W. Grant	Director	April 30, 2018

* Stephen J. Gutman	Director	April 30, 2018

* Dr. Judith L. Craven	Director	April 30, 2018

* William F. Devin	Director	April 30, 2018

*
Eileen A. Kamerick	Director	April 30, 2018

* Peter A. Harbeck	Director	April 30, 2018

*By:	/s/ Edward Gizzi	April 30, 2018
Edward Gizzi Attorney-in-Fact

*	Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Ex. Number	Description

(h)(iii)	Amendment To and Assignment of Transfer Agency and Service Agreement

(j)(i)	Consent of Independent Registered Public Accounting Firm

(j)(ii)	Consent of Willkie Farr & Gallagher LLP

(q)	Powers of Attorney